Schedule of investments

Macquarie Institutional Portfolios — Macquarie Large Cap Value Portfolio
July 31, 2019 (Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stock - 98.87%			Common Stock (continued)
Communication Services - 6.00%			Information Technology - 11.69%
AT&T	52,100$	1,774,005	Broadcom	5,900	$1,710,941
Verizon Communications	31,600	1,746,532	Cisco Systems	30,700	1,700,780
		3,520,537	Intel	34,200	1,728,810
			Oracle	30,600	1,722,780
Consumer Discretionary - 5.80%
Dollar Tree †	16,300	1,658,525			6,863,311
Lowe’s	17,200	1,744,080	Materials - 3.02%
		3,402,605	DuPont de Nemours	24,609	1,775,785
Consumer Staples - 7.19%					1,775,785
Archer-Daniels-Midland	43,800	1,799,304	Real Estate - 3.07%
Conagra Brands	24,381	703,879	Equity Residential	22,850	1,802,637
Mondelez International					1,802,637
Class A	32,100	1,717,029
			Utilities - 3.19%
		4,220,212	Edison International	25,100	1,870,954
Energy - 11.95%
ConocoPhillips	29,200	1,725,136			1,870,954
Halliburton	78,200	1,798,600	Total Common Stock (cost $52,337,799)		58,040,707
Marathon Oil	127,900	1,799,553
Occidental Petroleum	33,000	1,694,880	Short-Term Investments - 0.77%
		7,018,169	Money Market Mutual Funds - 0.77%
Financials - 15.19%			BlackRock FedFund -
Allstate	17,400	1,868,760	Institutional Shares
			(seven-day effective yield
American International			2.23%)	89,675	89,660
Group	31,500	1,763,685	Fidelity Investments Money
Bank of New York Mellon	38,300	1,797,036	Market Government
BB&T	34,100	1,757,173	Portfolio - Class I
Marsh & McLennan	17,500	1,729,000	(seven-day effective yield
		8,915,654	2.19%)	89,675	89,660
			GS Financial Square
Healthcare - 22.68%			Government Fund -
Abbott Laboratories	19,700	1,715,870	Institutional Shares
Cardinal Health	39,200	1,792,616	(seven-day effective yield
Cigna	10,153	1,725,198	2.23%)	89,675	89,660
CVS Health	31,500	1,759,905	Morgan Stanley Government
Johnson & Johnson	13,500	1,757,970	Portfolio - Institutional
Merck & Co.	21,600	1,792,584	Class (seven-day effective
Pfizer	41,211	1,600,635	yield 2.21%)	89,675	89,660
Quest Diagnostics	11,484	1,172,287	State Street Institutional US
			Government Money Market
		13,317,065	Fund - Investor Class
Industrials - 9.09%			(seven-day effective yield
Northrop Grumman	5,100	1,762,407	2.18%)	89,675	89,660
Raytheon	9,900	1,804,671	Total Short-Term Investments
Waste Management	15,100	1,766,700	(cost $448,300)		448,300
		5,333,778

(continues) NQ-DPT-029 [7/19] 9/19 (946226) 1

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Large Cap Value Portfolio (Unaudited)

Total Value of
Securities - 99.64%
(cost $52,786,099)	$58,489,007
Receivables and Other Assets Net of
Liabilities - 0.36%	213,710
Net Assets Applicable to 2,426,870 Shares
Outstanding - 100.00%	$58,702,717

† Non-income producing security.

GS - Goldman Sachs

2 NQ-DPT-029 [7/19] 9/19 (946226)

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio
July 31, 2019 (Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Agency Asset-Backed Security - 0.03%			Agency Collateralized Mortgage Obligations (continued)
Fannie Mae Grantor Trust			Fannie Mae REMICs
Series 2003-T4 2A5			Series 2013-26 ID
4.658% 9/26/33 •	74,691	$82,455	3.00% 4/25/33 S	45,274	$5,358
			Series 2013-35 IB
Total Agency Asset-Backed Security			3.00% 4/25/33 S	183,504	22,861
(cost $74,087)		82,455
			Series 2013-35 IG
Agency Collateralized Mortgage Obligations - 1.96%			3.00% 4/25/28 S	128,961	10,371
			Series 2013-38 AI
Fannie Mae Connecticut			3.00% 4/25/33 S	43,886	5,028
Avenue Securities			Series 2013-103 SK
Series 2017-C01 1M1			3.654% (5.92% minus
3.566% (LIBOR01M +			LIBOR01M, Cap 5.92%)
1.30%) 7/25/29 •	25,410	25,482	10/25/43 S•	215,756	45,294
Series 2017-C04 2M2			Series 2015-89 AZ
5.116% (LIBOR01M +			3.50% 12/25/45	21,598	22,246
2.85%) 11/25/29 •	90,000	92,912	Series 2016-33 DI
Series 2018-C02 2M2			3.50% 6/25/36 S	240,826	29,190
4.466% (LIBOR01M +			Series 2016-50 IB
2.20%, Floor 2.20%)			3.00% 2/25/46 S	78,747	10,171
8/25/30 •	120,000	120,905
Series 2018-C03 1M2			Series 2016-62 SA
			3.734% (6.00% minus
4.416% (LIBOR01M +			LIBOR01M, Cap 6.00%)
2.15%, Floor 2.15%)			9/25/46 S•	308,534	69,034
10/25/30 •	170,000	171,272	Series 2016-99 DI
Series 2018-C05 1M2			3.50% 1/25/46 S	77,439	9,564
4.616% (LIBOR01M +
2.35%, Floor 2.35%)			Series 2016-105 SA
1/25/31 •	125,000	126,259	3.734% (6.00% minus
			LIBOR01M, Cap 6.00%)
Fannie Mae REMIC Trust			1/25/47 S•	157,654	29,288
Series 2004-W11 1A2

6.50% 5/25/44	15,049	17,148	3.00% Series 2017-11 3/25/42 EI S	214,076	17,804
Fannie Mae REMICs			Series 2017-12 JI
Series 2008-15 SB			3.50% 5/25/40 S	62,151	5,626
4.334% (6.60% minus
LIBOR01M, Cap 6.60%)			Series 2017-40 GZ
8/25/36 S•	14,776	2,613	3.50% 5/25/47	51,927	55,336
			Series 2017-99 IE
Series 2011-118 DC			3.00% 12/25/47 S	251,669	30,404
4.00% 11/25/41	200,751	210,495
Series 2012-44 IK			Freddie Mac REMICs
3.50% 12/25/31 S	29,865	2,518	Series 4050 EI
Series 2012-128 IC			4.00% 2/15/39 S	107,412	4,834
3.00% 11/25/32 S	326,781	39,989	Series 4109 AI
Series 2012-128 IY			3.00% 7/15/31 S	242,610	18,101
3.00% 11/25/32 S	301,883	36,235	Series 4121 AI
Series 2012-146 IO			3.50% 10/15/42 S	267,772	38,576
3.50% 1/25/43 S	285,488	49,734	Series 4135 AI
Series 2012-149 IC			3.50% 11/15/42 S	3,495,417	590,016
3.50% 1/25/28 S	186,123	16,250	Series 4146 IA
Series 2013-1 YI			3.50% 12/15/32 S	103,172	14,934
3.00% 2/25/33 S	262,651	30,930	Series 4150 IO
Series 2013-7 EI			3.50% 1/15/43 S	298,674	46,990
3.00% 10/25/40 S	74,831	7,550

(continues) NQ-DPT-164 [7/19] 9/19 (946195) 1

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio (Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Agency Collateralized Mortgage Obligations (continued)			Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs			Freddie Mac Structured
Series 4150 UI			Agency Credit Risk Debt
3.50% 8/15/32 S	114,288	$7,977	Notes
Series 4161 IM			Series 2017-DNA3 M2
3.50% 2/15/43 S	51,836	10,141	4.766% (LIBOR01M +
Series 4181 DI			2.50%) 3/25/30 •	500,000	$511,515
2.50% 3/15/33 S	68,188	6,435	Series 2017-HQA3 M2
Series 4185 LI			4.616% (LIBOR01M +
3.00% 3/15/33 S	47,496	5,644	2.35%) 4/25/30 •	500,000	507,455
Series 4186 IB			Series 2018-HQA1 M2
3.00% 3/15/33 S	149,907	18,200	4.566% (LIBOR01M +
Series 4186 JI			2.30%) 9/25/30 •	185,000	186,147
3.00% 3/15/33 S	204,662	21,267	GNMA
Series 4191 CI			Series 2011-157 SG
3.00% 4/15/33 S	47,490	5,592	4.329% (6.60% minus
Series 4218 AI			LIBOR01M, Cap 6.60%)
3.00% 6/15/33 S	176,720	20,278	12/20/41 S•	193,867	41,914
Series 4543 HI			Series 2012-108 KI
3.00% 4/15/44 S	67,615	8,134	4.00% 8/16/42 S	394,362	68,772
Series 4618 SA			Series 2013-113 LY
3.675% (6.00% minus			3.00% 5/20/43	22,000	22,249
LIBOR01M, Cap 6.00%)			Series 2015-74 CI
9/15/46 S•	79,359	18,083	3.00% 10/16/39 S	122,132	10,095
Series 4625 BI			Series 2015-111 IH
3.50% 6/15/46 S	238,904	37,680	3.50% 8/20/45 S	239,899	19,454
Series 4627 PI			Series 2015-142 AI
3.50% 5/15/44 S	276,561	29,713	4.00% 2/20/44 S	35,405	2,586
Series 4648 SA 3.675%			Series 2016-75 JI
(6.00% minus LIBOR01M,			3.00% 9/20/43 S	671,034	48,281
Cap 6.00%) 1/15/47 S•	178,859	35,052	Series 2016-89 QS 3.779%
Series 4663 AI			(6.05% minus LIBOR01M,
3.00% 3/15/42 S	135,445	12,617	Cap 6.05%) 7/20/46 S•	123,380	25,161
Series 4667 LI			Series 2016-108 SK
3.50% 10/15/43 S	70,868	5,821	3.779% (6.05% minus
Series 4673 WI			LIBOR01M, Cap 6.05%)
3.50% 9/15/43 S	589,932	37,941	8/20/46 S•	205,142	45,993
Series 4676 KZ			Series 2016-156 PB
2.50% 7/15/45	52,890	49,692	2.00% 11/20/46	47,000	41,431
Series 4703 CI			Series 2016-161 MI
3.50% 7/15/42 S	214,748	12,575	3.00% 3/20/46 S	114,561	11,075
Freddie Mac Strips			Series 2016-163 XI
Series 304 C38			3.00% 10/20/46 S	177,569	14,636
3.50% 12/15/27 S	105,157	8,404	Series 2016-171 IO
Freddie Mac Structured			3.00% 7/20/44 S	375,589	22,664
Agency Credit Risk Debt			Series 2016-172 IO
Notes			3.00% 4/20/46 S	136,538	13,053
Series 2017-DNA1 M2			Series 2017-11 IM
5.516% (LIBOR01M +			3.00% 5/20/42 S	586,708	27,179
3.25%, Floor 3.25%)			Series 2017-56 JZ
7/25/29 •	250,000	264,262	3.00% 4/20/47	3,209	3,174
			Series 2017-101 AI
			4.00% 7/20/47 S	115,383	15,434

2 NQ-DPT-164 [7/19] 9/19 (946195)

(Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Agency Collateralized Mortgage Obligations (continued)			Agency Commercial Mortgage-Backed Securities
GNMA			(continued)
Series 2017-101 TI			FREMF Mortgage Trust
4.00% 3/20/44 S	162,555	$14,078	Series 2013-K712 B 144A
Series 2017-130 YJ			3.314% 5/25/45 #•	140,000$	139,942
2.50% 8/20/47	40,000	39,428	Series 2013-K713 B 144A
Series 2017-134 ES			3.155% 4/25/46 #•	35,000	35,072
3.929% (6.20% minus			Series 2013-K713 C 144A
LIBOR01M, Cap 6.20%)			3.155% 4/25/46 #•	135,000	135,029
9/20/47 S•	306,187	49,970	Series 2014-K717 B 144A
Series 2017-141 JS			3.629% 11/25/47 #•	90,000	91,960
3.929% (6.20% minus			Series 2014-K717 C 144A
LIBOR01M, Cap 6.20%)			3.629% 11/25/47 #•	40,000	40,560
9/20/47 S•	193,446	33,239	Series 2015-K48 B 144A
Series 2017-144 EI			3.637% 8/25/48 #•	200,000	204,167
3.00% 12/20/44 S	295,882	20,765	Series 2016-K53 B 144A
Series 2018-11 AI			4.019% 3/25/49 #•	15,000	15,717
3.00% 1/20/46 S	179,409	14,222	Series 2016-K722 B 144A
Series 2018-13 PZ			3.84% 7/25/49 #•	370,000	381,982
3.00% 1/20/48	57,528	55,048	Series 2017-K71 B 144A
Series 2018-24 HZ			3.753% 11/25/50 #•	80,000	82,128
3.00% 2/20/48	27,127	25,964
			Total Agency Commercial
Series 2018-34 TY			Mortgage-Backed
3.50% 3/20/48	45,000	46,274	Securities (cost $4,615,661)		4,660,755
Series 2018-37 SA 3.929%
(6.20% minus LIBOR01M,
Cap 6.20%) 3/20/48 S•	195,061	34,391	Agency Mortgage-Backed Securities - 15.99%
			Fannie Mae
Total Agency Collateralized Mortgage			3.00% 2/1/57	223,215	225,178
Obligations (cost $4,975,451)		4,618,473	Fannie Mae ARM
			4.323%(LIBOR12M +
Agency Commercial Mortgage-Backed Securities - 1.97%			1.552%, Cap 9.623%,
Freddie Mac Multifamily			Floor 1.552%) 8/1/34 •	12,931	13,483
Structured Pass Through			Fannie Mae FHAVA
Certificates			4.50% 7/1/40	48,393	52,339
Series K058 A2 2.653%
8/25/26	1,095,000	1,119,631	Fannie Mae S.F. 30 yr
			3.00% 10/1/46	1,394,527	1,415,582
FREMF Mortgage Trust			3.00% 4/1/47	177,711	180,362
Series 2010-K7 B 144A
5.501% 4/25/20 #•	95,000	96,489	3.50% 3/1/48	595,492	613,626
Series 2010-K8 B 144A			3.50% 7/1/48	2,187,918	2,252,921
5.279% 9/25/43 #•	1,000,000	1,015,769	3.50% 6/1/49	4,644,110	4,758,819
Series 2011-K11 B 144A			4.00% 4/1/49	8,857,194	9,165,205
4.418% 12/25/48 #•	730,000	746,380	4.50% 11/1/39	44,792	48,461
Series 2011-K14 B 144A			4.50% 6/1/40	48,363	52,093
5.18% 2/25/47 #•	50,000	52,126	4.50% 8/1/40	11,749	12,652
Series 2011-K15 B 144A			4.50% 8/1/41	54,152	58,838
4.948% 8/25/44 #•	150,000	156,573	4.50% 10/1/43	1,192,210	1,285,328
Series 2012-K22 B 144A			4.50% 9/1/48	70,049	74,589
3.687% 8/25/45 #•	60,000	61,939	4.50% 12/1/48	781,926	822,102
Series 2013-K25 C 144A			5.00% 1/1/40	568,007	626,770
3.619% 11/25/45 #•	280,000	285,291	5.00% 6/1/44	137,287	151,439
			5.00% 7/1/47	223,369	243,029

(continues) NQ-DPT-164 [7/19] 9/19 (946195) 3

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio (Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Agency Mortgage-Backed Securities (continued)			Collateralized Debt Obligations (continued)
Fannie Mae S. F. 30 yr			Midocean Credit CLO IX
5.50% 5/1/44	2,487,980$	2,783,044	Series 2018-9A A1
5.50% 8/1/48	178,824	195,910	144A 3.428% (LIBOR03M
6.00% 6/1/41	392,773	446,466	+ 1.15%, Floor 1.15%)
6.00% 7/1/41	818,258	930,576	7/20/31 #•	250,000	$247,416
6.00% 7/1/41	502,280	575,542	Midocean Credit CLO VIII
			Series 2018-8A A1
6.00% 1/1/42	326,319	371,023	144A 3.67% (LIBOR03M +
Freddie Mac S.F. 30 yr			1.15%) 2/20/31 #•	250,000	247,589
3.00% 12/1/48	4,783,941	4,859,819	Saranac CLO VII
4.50% 4/1/39	6,395	6,900	Series 2014-2A A1AR
4.50% 5/1/40	246,724	267,101	144A 3.75% (LIBOR03M +
4.50% 3/1/42	46,843	50,548	1.23%) 11/20/29 #•	250,000	248,376
4.50% 7/1/42	61,731	66,614	Steele Creek CLO
4.50% 8/1/42	1,582,792	1,707,939	Series 2017-1A A
4.50% 8/1/44	21,519	23,221	144A 3.553% (LIBOR03M
4.50% 8/1/48	1,633,610	1,741,612	+ 1.25%) 1/15/30 #•	250,000	250,429
5.50% 6/1/41	377,334	422,186	Venture CDO
6.00% 7/1/40	924,294	1,051,235	Series 2016-25A A1
GNMA II S. F. 30 yr			144A 3.768% (LIBOR03M
5.50% 5/20/37	14,056	15,586	+ 1.49%) 4/20/29 #•	100,000	100,035
6.00% 2/20/39	15,959	17,777	Total Collateralized Debt Obligations
6.00% 10/20/39	64,882	72,226	(cost $4,795,353)		4,758,986
6.00% 2/20/40	64,547	71,836
6.00% 4/20/46	21,025	24,046	Convertible Bond - 0.02%
Total Agency Mortgage-Backed Securities			GAIN Capital Holdings 5.00%
(cost $37,213,687)		37,754,023	exercise price $8.20,
			maturity date 8/15/22	58,000	50,447
Collateralized Debt Obligations - 2.02%			Total Convertible Bond (cost $58,801)		50,447
Apex Credit CLO 2017
Series 2017-1A A1			Corporate Bonds - 39.23%
144A 3.753% (LIBOR03M			Banking - 6.92%
+ 1.47%, Floor 1.47%)			Akbank T.A. S. 144A
4/24/29#•	295,000	294,924	7.20% 3/16/27 #µ	200,000	180,156
Apex Credit CLO 2018			Banco de Credito e
Series 2018-1A A2			Inversiones 144A
144A 3.306% (LIBOR03M			3.50% 10/12/27 #	200,000	205,377
+ 1.03%) 4/25/31 #•	1,800,000	1,780,454	Banco Mercantil del
CFIP CLO			Norte 144A 6.75%#µy	200,000	200,000
Series 2017-1A A			Banco Santander
144A 3.52% (LIBOR03M +			3.306% 6/27/29	600,000	607,286
1.22%) 1/18/30 #•	500,000	500,117
ECP CLO			Banco Santander Mexico
Series 2015-7A A1R			144A 4.125% 11/9/22 #	150,000	155,250
144A 3.418% (LIBOR03M			144A 5.95% 10/1/28 #µ	200,000	213,000
+ 1.14%) 4/22/30 #•	700,000	692,639	Bank of America
Mariner CLO 5			3.194% 7/23/30 µ	250,000	252,366
Series 2018-5A A			3.458% 3/15/25 µ	440,000	455,513
144A 3.386% (LIBOR03M			Bank of China 144A
+ 1.11%, Floor 1.11%)			5.00% 11/13/24 #	200,000	216,214
4/25/31#•	400,000	397,007

4 NQ-DPT-164 [7/19] 9/19 (946195)

(Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Banking (continued)			Banking (continued)
BB&T			SunTrust Bank
2.50% 8/1/24	155,000	$154,774	2.45% 8/1/22	115,000	$115,171
3.875% 3/19/29	100,000	106,926	3.00% 2/2/23	225,000	229,029
BBVA USA			3.30% 5/15/26	200,000	205,464
2.875% 6/29/22	250,000	251,886	SunTrust Banks
3.875% 4/10/25	250,000	258,113	2.70% 1/27/22	55,000	55,285
BOC Aviation 144A			4.00% 5/1/25	200,000	213,516
2.375% 9/15/21 #	200,000	197,881	SVB Financial Group
Branch Banking & Trust			3.50% 1/29/25	120,000	122,329
2.85% 4/1/21	500,000	503,933	Turkiye Garanti Bankasi 144A
Citibank 3.40% 7/23/21	250,000	254,963	5.25% 9/13/22 #	200,000	197,519
Credit Suisse Group			UBS Group Funding
144A 3.869% 1/12/29 #µ	705,000	730,707	Switzerland
144A 6.25%#µy	200,000	211,192	6.875%µy	400,000	414,540
144A 7.25%#µy	200,000	214,171	6.875%µy	330,000	352,115
144A 7.50%#µy	200,000	212,643	7.125%µy	200,000	209,164
DBS Group Holdings 144A			US Bancorp
4.52% 12/11/28 #µ	200,000	211,329	3.00% 7/30/29	170,000	171,163
Fifth Third Bancorp			3.10% 4/27/26	140,000	143,008
3.65% 1/25/24	35,000	36,662	3.375% 2/5/24	540,000	563,553
3.95% 3/14/28	370,000	400,797	3.60% 9/11/24	40,000	42,032
Fifth Third Bank			3.95% 11/17/25	495,000	535,971
3.85% 3/15/26	250,000	264,122	US Bank 3.40% 7/24/23	250,000	260,327
Goldman Sachs Group			USB Capital IX 3.50%
6.00% 6/15/20	650,000	670,400	(LIBOR03M + 1.02%)y•	355,000	300,089
JPMorgan Chase & Co.			Woori Bank 144A
3.702% 5/6/30 µ	225,000	238,388	4.75% 4/30/24 #	200,000	213,328
4.023% 12/5/24 µ	665,000	704,404			16,334,387
5.00%µy	275,000	278,506
KEB Hana Bank 144A			Basic Industry - 3.19%
3.375% 1/30/22 #	250,000	254,884	BHP Billiton Finance
KeyBank 3.40% 5/20/26	300,000	309,621	USA 144A
Morgan Stanley			6.25% 10/19/75 #µ	400,000	416,808
3.78% (LIBOR03M +			Braskem Finance
1.22%) 5/8/24 •	20,000	20,290	6.45% 2/3/24	215,000	239,338
5.00% 11/24/25	505,000	558,880	CK Hutchison International
5.50% 1/26/20	235,000	238,390	17 144A 2.875% 4/5/22 #	200,000	200,824
			CSN Resources 144A
PNC Bank			7.625% 2/13/23 #	200,000	212,490
2.70% 11/1/22	250,000	251,575	Cydsa 144A
4.05% 7/26/28	250,000	272,154	6.25% 10/4/27 #	200,000	201,752
PNC Financial Services Group			Equate Petrochemical 144A
2.60% 7/23/26	345,000	344,510	3.00% 3/3/22 #	200,000	200,914
Royal Bank of Scotland Group			Georgia-Pacific
8.625%µy	600,000	639,750	8.00% 1/15/24	310,000	380,695
Santander UK 144A			Gold Fields Orogen Holdings
5.00% 11/7/23 #	510,000	538,049	BVI 144A
State Street			6.125% 5/15/29 #	225,000	246,375
3.10% 5/15/23	65,000	66,623	Hudbay Minerals 144A
3.30% 12/16/24	105,000	109,099	7.625% 1/15/25 #	155,000	161,397

(continues) NQ-DPT-164 [7/19] 9/19 (946195) 5

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio (Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Basic Industry (continued)			Capital Goods - 2.11%
Israel Chemicals 144A			Ardagh Packaging
6.375% 5/31/38 #	425,000$	482,724	Finance 144A
Joseph T Ryerson & Son 144A			6.00% 2/15/25 #	345,000	$357,075
11.00% 5/15/22 #	310,000	327,581	Ashtead Capital 144A
Klabin Austria 144A			5.25% 8/1/26 #	430,000	451,500
7.00% 4/3/49 #	200,000	215,052	Bioceanico Sovereign
Mexichem 144A			Certificate 144A
5.50% 1/15/48 #	200,000	201,500	0.00% 6/5/34 #	185,000	127,187
OCP 144A 4.50% 10/22/25 #	200,000	208,475	Boise Cascade 144A
Olin			5.625% 9/1/24 #	180,000	185,400
5.00% 2/1/30	675,000	658,766	General Electric
5.625% 8/1/29	485,000	498,944	2.10% 12/11/19	130,000	129,802
Petkim Petrokimya			5.55% 5/4/20	10,000	10,214
Holding 144A			6.00% 8/7/19	90,000	90,037
5.875% 1/26/23 #	200,000	194,663	Grupo Cementos de
RPM International			Chihuahua 144A
4.55% 3/1/29	335,000	356,049	5.25% 6/23/24 #	200,000	205,502
SASOL Financing USA			Ingersoll-Rand Luxembourg
5.875% 3/27/24	710,000	761,659	Finance 3.80% 3/21/29	410,000	435,187
Sociedad Quimica y Minera de			Northrop Grumman
Chile 144A			2.55% 10/15/22	460,000	461,984
4.25% 5/7/29 #	200,000	211,500	3.25% 8/1/23	315,000	326,308
Suzano Austria 144A			nVent Finance
5.00% 1/15/30 #	200,000	204,850	4.55% 4/15/28	74,000	75,912
Syngenta Finance 144A			Parker-Hannifin
3.933% 4/23/21 #	375,000	381,123	3.30% 11/21/24	10,000	10,375
Usiminas International 144A			Standard Industries 144A
5.875% 7/18/26 #	235,000	238,983	5.00% 2/15/27 #	400,000	408,496
Vedanta Resources 144A			United Rentals North America
7.125% 5/31/23 #	200,000	200,850	5.875% 9/15/26	115,000	122,763
Westlake Chemical			United Technologies
4.375% 11/15/47	120,000	115,532	3.65% 8/16/23	245,000	256,679
		7,518,844	4.125% 11/16/28	190,000	210,041
Brokerage - 0.60%			Waste Management
Intercontinental Exchange			2.95% 6/15/24	225,000	230,725
3.45% 9/21/23	55,000	57,174	4.00% 7/15/39	400,000	436,905
3.75% 9/21/28	45,000	48,703	4.15% 7/15/49	410,000	453,491
Jefferies Group					4,985,583
4.15% 1/23/30	135,000	133,919	Communications - 5.19%
6.45% 6/8/27	30,000	34,463	AT&T
6.50% 1/20/43	110,000	123,745	4.35% 3/1/29	310,000	335,168
Lazard Group			4.85% 7/15/45	340,000	365,665
3.625% 3/1/27	10,000	10,303	Charter Communications
3.75% 2/13/25	125,000	130,112	Operating
4.375% 3/11/29	165,000	176,235	4.464% 7/23/22	910,000	953,140
4.50% 9/19/28	205,000	219,422	5.05% 3/30/29	145,000	159,324
Nuveen Finance 144A			5.125% 7/1/49	210,000	214,726
4.125% 11/1/24 #	460,000	493,081	Comcast 3.70% 4/15/24	650,000	687,818
		1,427,157

6 NQ-DPT-164 [7/19] 9/19 (946195)

(Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Communications (continued)			Consumer Cyclical - 2.44%
Crown Castle International			Allison Transmission 144A
3.80% 2/15/28	495,000	$517,761	5.875% 6/1/29 #	240,000	$255,600
4.30% 2/15/29	200,000	217,111	Atento Luxco 1 144A
5.25% 1/15/23	150,000	162,740	6.125% 8/10/22 #	75,000	76,462
CSC Holdings 144A			Boyd Gaming
5.50% 4/15/27 #	200,000	210,000	6.375% 4/1/26	230,000	243,513
Discovery Communications			Ford Motor Credit 5.443%
4.125% 5/15/29	800,000	836,395	(LIBOR03M + 3.14%)
5.20% 9/20/47	560,000	595,014	1/7/22 •	245,000	254,062
Fox			General Motors
144A 4.709% 1/25/29 #	245,000	274,421	6.75% 4/1/46	40,000	45,689
144A 5.576% 1/25/49 #	230,000	281,114	General Motors Financial
GTP Acquisition Partners I			4.35% 4/9/25	445,000	461,198
144A 2.35% 6/15/20 #	100,000	99,708	5.25% 3/1/26	705,000	760,207
Level 3 Financing			GLP Capital 5.375% 4/15/26	180,000	196,312
5.375% 5/1/25	370,000	382,025	JD. com 3.125% 4/29/21	200,000	199,993
Millicom International			Lowe’s
Cellular 144A			3.65% 4/5/29	325,000	341,155
6.25% 3/25/29 #	210,000	227,167	4.05% 5/3/47	80,000	80,402
Sirius XM Radio 144A			4.55% 4/5/49	740,000	804,419
5.375% 4/15/25 #	125,000	130,156	Murphy Oil USA
Sprint 7.875% 9/15/23	223,000	248,366	5.625% 5/1/27	500,000	525,000
Sprint Spectrum 144A			Penn National Gaming 144A
4.738% 3/20/25 #	220,000	231,825	5.625% 1/15/27 #	305,000	310,490
Telecom Argentina 144A			Prime Security Services
8.00% 7/18/26 #	205,000	208,203	Borrower 144A
Telefonica Emisiones			9.25% 5/15/23 #	105,000	110,513
5.52% 3/1/49	1,140,000	1,350,384	Resorts World Las
Time Warner Cable			Vegas 144A
7.30% 7/1/38	360,000	446,660	4.625% 4/16/29 #	200,000	209,541
Time Warner Entertainment			Royal Caribbean Cruises
8.375% 3/15/23	185,000	218,298	3.70% 3/15/28	380,000	384,379
Turk Telekomunikasyon 144A			SBA Tower Trust 144A
6.875% 2/28/25 #	200,000	205,321	2.898% 10/15/19 #	60,000	60,008
Unitymedia 144A			Scientific Games International
6.125% 1/15/25 #	200,000	209,000	144A 8.25% 3/15/26 #	150,000	160,917
Verizon Communications			10.00% 12/1/22	139,000	145,432
4.50% 8/10/33	1,090,000	1,233,291	Toyota Motor Credit
4.522% 9/15/48	320,000	353,709	2.80% 7/13/22	140,000	142,540
Viacom 4.375% 3/15/43	445,000	440,586			5,767,832
Virgin Media Secured
Finance 144A			Consumer Non-Cyclical - 3.67%
5.50% 8/15/26 #	200,000	209,500	Anheuser-Busch InBev
Zayo Group 144A			Worldwide
5.75% 1/15/27 #	240,000	244,200	3.65% 2/1/26	1,065,000	1,124,400
			4.75% 1/23/29	140,000	159,535
		12,248,796	Becton Dickinson and Co.
			3.363% 6/6/24	305,000	315,324
			Bristol-Myers Squibb
			144A 2.90% 7/26/24 #	285,000	291,864

(continues) NQ-DPT-164 [7/19] 9/19 (946195) 7

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio (Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Consumer Non-Cyclical (continued)			Electric (continued)
Bristol-Myers Squibb			Berkshire Hathaway Energy
144A 4.125% 6/15/39 #	170,000$	185,726	3.75% 11/15/23	195,000	$205,448
144A 4.25% 10/26/49 #	995,000	1,090,503	Calpine 5.50% 2/1/24	240,000	240,900
Cigna			CenterPoint Energy
144A 3.193% (LIBOR03M			3.85% 2/1/24	150,000	157,108
+ 0.89%) 7/15/23 #•	185,000	185,523	4.25% 11/1/28	175,000	190,634
144A 4.125% 11/15/25 #	780,000	829,080	Cleveland Electric Illuminating
Constellation Brands			144A 3.50% 4/1/28 #	175,000	179,830
3.15% 8/1/29	400,000	401,594	5.50% 8/15/24	270,000	305,595
CVS Health			ComEd Financing III
4.10% 3/25/25	335,000	352,853	6.35% 3/15/33	60,000	62,245
4.30% 3/25/28	400,000	424,929	Emera 6.75% 6/15/76 µ	200,000	217,804
5.00% 12/1/24	375,000	407,983	Entergy Louisiana
Encompass Health			4.00% 3/15/33	85,000	94,499
5.75% 11/1/24	92,000	93,382	4.05% 9/1/23	25,000	26,558
JBS Investments II			4.95% 1/15/45	10,000	10,594
144A 5.75% 1/15/28 #	245,000	248,001	Entergy Mississippi
144A 7.00% 1/15/26 #	200,000	214,600	2.85% 6/1/28	115,000	116,055
Marfrig Holdings			3.85% 6/1/49	340,000	362,705
Europe 144A			Evergy 4.85% 6/1/21	35,000	36,153
8.00% 6/8/23 #	200,000	208,252	Exelon
Mars			3.497% 6/1/22	180,000	183,985
144A 3.875% 4/1/39 #	50,000	54,778	3.95% 6/15/25	150,000	160,046
144A 3.95% 4/1/49 #	630,000	685,942	FirstEnergy Transmission 144A
MHP 144A 6.95% 4/3/26 #	200,000	205,861	4.55% 4/1/49 #	90,000	100,867
New York & Presbyterian			Interstate Power & Light
Hospital 4.063% 8/1/56	130,000	141,844	4.10% 9/26/28	605,000	656,925
Rede D’or Finance 144A			Israel Electric 144A
4.95% 1/17/28 #	200,000	201,040	5.00% 11/12/24 #	200,000	217,800
Takeda Pharmaceutical 144A			Kallpa Generacion 144A
4.40% 11/26/23 #	345,000	368,847	4.125% 8/16/27 #	200,000	205,500
Tenet Healthcare			Kansas City Power & Light
5.125% 5/1/25	130,000	129,865	3.65% 8/15/25	220,000	232,222
Thermo Fisher Scientific			LG&E & KU Energy
3.00% 4/15/23	210,000	214,483	4.375% 10/1/21	165,000	170,407
Zimmer Biomet Holdings			Louisville Gas & Electric
4.625% 11/30/19	120,000	120,788	4.25% 4/1/49	210,000	239,174
		8,656,997	National Rural Utilities
			Cooperative Finance
Electric - 4.23%			2.85% 1/27/25	430,000	439,898
AES 5.50% 4/15/25	110,000	114,400	4.75% 4/30/43 µ	70,000	70,131
AES Andres 144A			5.25% 4/20/46 µ	45,000	47,235
7.95% 5/11/26 #	200,000	216,752
AES Gener 144A			Nevada Power
7.125% 3/26/79 #µ	200,000	216,250	2.75% 4/15/20	225,000	225,689
			New York State Electric &
Atlantic City Electric			Gas 144A
4.00% 10/15/28	210,000	232,016	3.25% 12/1/26 #	145,000	149,588
Ausgrid Finance 144A			NextEra Energy Capital
3.85% 5/1/23 #	202,000	209,536	Holdings
Avangrid 3.15% 12/1/24	100,000	102,519	2.90% 4/1/22	480,000	487,304

8 NQ-DPT-164 [7/19] 9/19 (946195)

(Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Electric (continued)			Energy (continued)
NextEra Energy Capital			Greenko Solar
Holdings			Mauritius 144A
3.15% 4/1/24	325,000	$334,556	5.95% 7/29/26 #	365,000	$364,531
5.65% 5/1/79 µ	55,000	57,943	Infraestructura Energetica
NV Energy 6.25% 11/15/20	75,000	78,531	Nova 144A
PacifiCorp 3.50% 6/15/29	425,000	457,754	4.875% 1/14/48 #	200,000	173,000
Pennsylvania Electric			KazMunayGas National 144A
5.20% 4/1/20	15,000	15,267	6.375% 10/24/48 #	200,000	242,305
Southern California Edison			Marathon Oil 4.40% 7/15/27	570,000	600,910
4.20% 3/1/29	185,000	202,034	MPLX
4.875% 3/1/49	435,000	504,093	4.80% 2/15/29	420,000	459,404
Southwestern Electric Power			4.875% 12/1/24	255,000	277,928
4.10% 9/15/28	855,000	935,586	5.50% 2/15/49	585,000	653,517
Trans-Allegheny Interstate			Murphy Oil 6.875% 8/15/24	185,000	194,231
Line 144A 3.85% 6/1/25 #	70,000	74,044	Newfield Exploration
Vistra Operations 144A			5.75% 1/30/22	335,000	357,862
5.50% 9/1/26 #	425,000	445,187	NiSource 5.65%µy	200,000	199,107
			Noble Energy
		9,989,367	3.90% 11/15/24	200,000	208,553
Energy - 5.26%			4.95% 8/15/47	70,000	74,442
Abu Dhabi Crude Oil			5.05% 11/15/44	65,000	69,038
Pipeline 144A			Oasis Petroleum 144A
4.60% 11/2/47 #	200,000	226,355	6.25% 5/1/26 #	125,000	119,050
ADES International			Oil and Gas Holding 144A
Holding 144A			7.625% 11/7/24 #	200,000	224,319
8.625% 4/24/24 #	200,000	200,500	ONEOK 7.50% 9/1/23	220,000	257,078
Boston Gas 144A			Pertamina Persero 144A
3.001% 8/1/29 #	75,000	75,795	3.65% 7/30/29 #	200,000	201,427
Brooklyn Union Gas 144A			Perusahaan Listrik
3.865% 3/4/29 #	540,000	583,750	Negara 144A
Cheniere Energy Partners			4.125% 5/15/27 #	200,000	208,654
5.25% 10/1/25	250,000	260,005	Petrobras Global Finance
Energy Transfer Operating			6.90% 3/19/49	135,000	151,990
5.25% 4/15/29	485,000	541,849	7.375% 1/17/27	180,000	213,419
6.25% 4/15/49	140,000	166,602	Petroleos Mexicanos
6.625%µy	230,000	218,850	6.75% 9/21/47	60,000	54,693
Energy Transfer Partners			Sabine Pass Liquefaction
5.00% 10/1/22	340,000	360,670	5.625% 3/1/25	315,000	350,520
Enterprise Products Operating			5.75% 5/15/24	614,000	681,904
3.125% 7/31/29	320,000	322,606	Saudi Arabian Oil 144A
4.20% 1/31/50	647,000	660,557	4.25% 4/16/39 #	220,000	229,298
Gazprom OAO Via Gaz			Schlumberger Holdings 144A
Capital 144A			4.30% 5/1/29 #	445,000	481,093
4.95% 3/23/27 #	200,000	212,568	Southwestern Energy
Geopark 144A			7.75% 10/1/27	175,000	152,743
6.50% 9/21/24 #	200,000	208,750	Tecpetrol 144A
Gran Tierra Energy 144A			4.875% 12/12/22 #	185,000	179,913
7.75% 5/23/27 #	200,000	199,250	Transocean Proteus 144A
			6.25% 12/1/24 #	187,500	195,675

(continues) NQ-DPT-164 [7/19] 9/19 (946195) 9

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio (Unaudited)

	Principal	Value			Principal	Value
	amount°	(US $)			amount°	(US $)
Corporate Bonds (continued)				Corporate Bonds (continued)
Energy (continued)				REITs - 0.44%
Tullow Oil 144A				American Tower Trust
7.00% 3/1/25 #	200,000	$201,750	#	1 144A 3.07% 3/15/23 #	120,000	$121,198
Whiting Petroleum				Corporate Office Properties
6.625% 1/15/26	205,000	194,238		3.60% 5/15/23	45,000	45,463
YPF				5.25% 2/15/24	55,000	58,847
144A 8.50% 6/27/29 #	175,000	169,313		ESH Hospitality 144A
144A 51.625%				5.25% 5/1/25 #	535,000	551,719
(BADLARPP + 4.00%)				Growthpoint Properties
7/7/20 #•	125,000	46,250		International 144A
		12,426,262		5.872% 5/2/23 #	200,000	212,042
				UDR 4.00% 10/1/25	40,000	42,438
Finance Companies - 0.98%
AerCap Ireland Capital						1,031,707
3.65% 7/21/27	650,000	652,098		Technology - 1.74%
4.45% 4/3/26	150,000	158,611		Baidu 3.875% 9/29/23	200,000	207,346
Aviation Capital Group				Broadcom
144A 4.375% 1/30/24 #	250,000	262,941		144A 3.125% 4/15/21 #	730,000	734,394
144A 4.875% 10/1/25 #	185,000	200,420		3.50% 1/15/28	240,000	226,114
Avolon Holdings Funding				144A 4.25% 4/15/26 #	75,000	75,639
144A 3.95% 7/1/24 #	440,000	450,762		CommScope
144A 4.375% 5/1/26 #	240,000	248,513		Technologies 144A
International Lease Finance				5.00% 3/15/27 #	130,000	109,687
8.625% 1/15/22	300,000	341,068		Equinix 5.375% 5/15/27	280,000	301,266
				Fiserv 3.80% 10/1/23	80,000	83,862
		2,314,413		International Business
Insurance - 0.98%				Machines
Acrisure 144A				3.00% 5/15/24	240,000	245,795
7.00% 11/15/25 #	73,000	67,343		3.30% 5/15/26	235,000	244,330
AssuredPartners 144A				3.50% 5/15/29	105,000	110,037
7.00% 8/15/25 #	87,000	87,653		NXP
AXA Equitable Holdings				144A 4.125% 6/1/21 #	435,000	445,163
5.00% 4/20/48	220,000	232,938		144A 4.30% 6/18/29 #	120,000	124,386
Berkshire Hathaway Finance				144A 4.875% 3/1/24 #	625,000	670,925
2.90% 10/15/20	65,000	65,538
Liberty Mutual Group 144A				Oracle 2.40% 9/15/23	305,000	306,518
4.569% 2/1/29 #	25,000	27,602		Tencent Holdings 144A
Marsh & McLennan				3.975% 4/11/29 #	200,000	210,947
4.375% 3/15/29	465,000	518,219				4,096,409
Prudential Financial				Transportation - 1.02%
4.35% 2/25/50	555,000	632,037		Adani Abbot Point
5.375% 5/15/45 µ	85,000	90,149		Terminal 144A
USI 144A 6.875% 5/1/25 #	190,000	189,088		4.45% 12/15/22 #	340,000	337,355
Voya Financial				Adani Ports & Special
4.70% 1/23/48 µ	205,000	189,220		Economic Zone 144A
XLIT				4.375% 7/3/29 #	200,000	205,162
4.761% (LIBOR03M +				Aeropuertos Argentina
2.46%) y•	45,000	45,091		2000 144 A
5.50% 3/31/45	130,000	156,894		6.875% 2/1/27 #	193,750	187,939
				Avis Budget Car Rental 144A
		2,301,772		6.375% 4/1/24 #	58,000	60,900

10 NQ-DPT-164 [7/19] 9/19 (946195)

(Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Loan Agreements (continued)
Transportation (continued)			AMC Entertainment Holdings
FedEx 4.05% 2/15/48	810,000	$785,025	Tranche B1 1st Lien 5.23%
International Airport			(LIBOR03M + 3.00%)
Finance 144A			4/22/26 •	91,770	$91,999
12.00% 3/15/33 #	205,000	230,744	American Airlines Tranche B
Latam Finance 144A			1st Lien 4.325%
7.00% 3/1/26 #	200,000	212,250	(LIBOR01M + 2.00%)
Lima Metro Line 2			12/14/23 •	199,375	198,378
Finance 144A			Applied Systems 2nd Lien
4.35% 4/5/36 #	200,000	206,750	9.33% (LIBOR03M +
United Airlines 2014-1			7.00%) 9/19/25 •	186,702	189,222
Class A Pass Through Trust			Aramark Services Tranche B3
4.00% 4/11/26 ◆	23,348	24,650	1st Lien 4.08% (LIBOR03M
United Airlines 2014-2			+ 1.75%) 3/11/25 •	69,950	70,095
Class A Pass Through Trust			Avis Budget Car Rental
3.75% 9/3/26 ◆	56,101	58,620	Tranche B 1st Lien 4.24%
United Airlines 2019-1			(LIBOR01M + 2.00%)
Class AA Pass Through			2/13/25 •	63,616	63,694
Trust 4.15% 8/25/31	100,000	107,452	Bausch Health Americas
			Tranche B 1st Lien 5.379%
		2,416,847	(LIBOR01M + 3.00%)
Utilities - 0.46%			6/1/25 •	93,967	94,231
Aegea Finance 144A			Berry Global Tranche U 1st
5.75% 10/10/24 #	200,000	208,752	Lien 4.902% (LIBOR03M +
Empresas Publicas de			2.50%) 5/15/26 •	100,000	100,031
Medellin 144A			Blue Ribbon 1st Lien 6.388%
4.25% 7/18/29 #	200,000	206,100	(LIBOR01M + 4.00%)
KazTransGas JSC 144A			11/13/21 •	53,909	48,437
4.375% 9/26/27 #	400,000	416,248	Boxer Parent Tranche B 1st
Mong Duong Finance			Lien 6.58% (LIBOR03M +
Holdings 144A			4.25%) 10/2/25 •	102,373	98,589
5.125% 5/7/29 #	250,000	253,039	Builders FirstSource 1st Lien
			5.33% (LIBOR03M +
		1,084,139	3.00%) 2/29/24 •	11,380	11,386
			Calpine Tranche B9 1st Lien
Total Corporate Bonds (cost $89,083,509)		92,600,512	5.08% (LIBOR03M +
			2.75%) 4/1/26 •	50,000	50,116
Loan Agreements - 3.68%			Charter Communications
Acrisure Tranche B 1st Lien			Operating Tranche B 1st
6.772% (LIBOR03M +			Lien 4.33% (LIBOR03M +
4.25%) 11/22/23 •	87,772	87,574	2.00%) 4/30/25 •	103,313	103,675
Allied Universal Holdco 1st			Chemours Tranche B2 1st Lien
Lien 6.507% (LIBOR03M +			3.99% (LIBOR01M +
4.25%) 7/12/26 •	68,243	68,385	1.75%) 4/3/25 •	170,373	162,172
Altice France Tranche B11 1st			CityCenter Holdings Tranche B
Lien 4.984% (LIBOR01M +			1st Lien 4.484%
2.75%) 7/31/25 •	67,056	64,341	(LIBOR01M + 2.25%)
Altice France Tranche B13 1st			4/18/24 •	99,746	100,020
Lien 6.325% (LIBOR01M +			Core & Main Tranche B 1st
4.00%) 8/14/26 •	34,738	34,444	Lien 5.238% (LIBOR03M +
			3.00%) 8/1/24 •	143,183	143,331

(continues) NQ-DPT-164 [7/19] 9/19 (946195) 11

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio (Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Loan Agreements (continued)			Loan Agreements (continued)
Cornerstone Building Brands			GIP III Stetson I Tranche B 1st
Tranche B 1st Lien 6.119%			Lien 6.55% (LIBOR01M +
(LIBOR01M + 3.75%)			4.25%) 7/18/25 •	48,312	$48,594
4/12/25 •	48,360	$47,303	Gray Television Tranche B2 1st
CSC Holdings Tranche B 1st			Lien 4.582% (LIBOR03M +
Lien 4.825% (LIBOR01M +			2.25%) 2/7/24 •	107,721	107,788
2.50%) 1/25/26 •	64,188	63,786	Grizzly Finco Tranche B 1st
Curium Bidco Tranche B 1st			Lien 5.57% (LIBOR03M +
Lien 6.367% (LIBOR00M +			3.25%) 10/1/25 •	24,813	24,884
4.00%) 7/11/26 •	50,000	50,500	GVC Holdings Tranche B2 1st
Datto 1st Lien 6.58%			Lien 4.446% (LIBOR06M +
(LIBOR03M + 4.25%)			2.25%) 3/16/24 •	136,275	136,729
4/2/26 •	75,000	75,844	HCA Tranche B10 1st Lien
DaVita Tranche B 1st Lien			4.33% (LIBOR03M +
5.13% (LIBOR01M +			2.00%) 3/13/25 •	228,821	229,985
2.75%) 6/24/21 =•	3,313	3,313	Heartland Dental 1st Lien
Deerfield Dakota Holding			5.984% (LIBOR01M +
Tranche B 1st Lien 5.484%			3.75%) 4/30/25 •	39,240	37,842
(LIBOR01M + 3.25%)			Hexion Tranche B-EXIT 1st
2/13/25 •	84,925	82,935	Lien 5.82% (LIBOR03M +
Delek US Holdings Tranche B			3.50%) 7/1/26 =•	25,000	24,969
1st Lien 4.58% (LIBOR03M			Hilton Worldwide Finance
+ 2.25%) 3/30/25 •	83,938	83,833	Tranche B2 1st Lien
Drive Chassis Holdco 2nd Lien			4.016% (LIBOR01M +
10.588% (LIBOR03M +			1.75%) 6/21/26 •	35,550	35,717
8.25%) 4/10/26 =•	40,000	38,500	Hoya Midco Tranche B 1st
DTZ US Borrower Tranche B			Lien 5.734% (LIBOR01M +
1st Lien 5.484%			3.50%) 6/30/24 •	36,305	36,048
(LIBOR01M + 3.25%)			HUB International Tranche B
8/21/25 •	64,513	64,862	1st Lien 5.267%
Edgewater Generation			(LIBOR03M + 3.00%)
Tranche B 1st Lien 5.984%			4/25/25 •	198,000	196,175
(LIBOR01M + 3.75%)			INEOS US Finance Tranche B
12/13/25 •	49,750	49,619	1st Lien 4.258%
Ensemble RCM 1st Lien			(LIBOR02M + 2.00%)
0.00% 8/1/26 • X	75,000	75,164	3/31/24 •	149,683	147,484
ESH Hospitality Tranche B 1st			IQVIA Tranche B3 1st Lien
Lien 4.234% (LIBOR01M +			4.008% (LIBOR01M +
2.00%) 8/30/23 •	231,023	231,687	1.75%) 6/11/25 •	143,550	143,670
ExamWorks Group Tranche B1			Iron Mountain Tranche B 1st
1st Lien 5.484%			Lien 3.984% (LIBOR01M +
(LIBOR01M + 3.25%)			1.75%) 1/2/26 =•	246,875	243,475
7/27/23 •	160,942	161,411	Jazz Acquisition Tranche B 1st
Flying Fortress Holdings			Lien 6.58% (LIBOR03M +
Tranche B 1st Lien 4.08%			4.25%) 6/19/26 =•	75,000	75,094
(LIBOR03M + 1.75%)			JBS USA LUX Tranche B 1st
10/30/22 •	150,000	150,469	Lien 4.734% (LIBOR01M +
Gardner Denver Tranche B1			2.50%) 5/1/26 •	24,938	25,002
1st Lien 4.984%			LUX HOLDCO III 1st Lien
(LIBOR01M + 2.75%)			5.522% (LIBOR03M +
7/30/24 •	37,357	37,504	3.00%) 3/28/25 •	45,425	45,397

12 NQ-DPT-164 [7/19] 9/19 (946195)

(Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Loan Agreements (continued)			Loan Agreements (continued)
Mauser Packaging Solutions			Scientific Games International
Holding Tranche B 1st Lien			Tranche B5 1st Lien
5.59% (LIBOR03M +			4.984% (LIBOR01M +
3.25%) 4/3/24 •	198,596	$195,782	2.75%) 8/14/24 •	139,250	$138,785
MGM Growth Properties			Sinclair Television Group
Operating Partnership			Tranche B2 1st Lien 4.49%
Tranche B 1st Lien 4.234%			(LIBOR01M + 2.25%)
(LIBOR01M + 2.00%)			1/3/24 •	145,489	145,579
3/25/25 •	142,786	143,000	Sprint Communications
Microchip Technology 1st Lien			Tranche B 1st Lien
4.24% (LIBOR01M +			4.75% (LIBOR01M +
2.00%) 5/29/25 •	135,100	135,311	2.50%) 2/3/24 •	234,733	234,340
Nascar Holdings Tranche B 1st			5.25% (LIBOR01M +
Lien 0.00% 7/26/26 • X	50,000	50,271	3.00%) 2/3/24 •	49,750	49,820
NFP Tranche B 1st Lien			SS&C European Holdings
5.234% (LIBOR01M +			Tranche B4 1st Lien
3.00%) 1/8/24 •	98,107	96,942	4.484% (LIBOR01M +
ON Semiconductor Tranche B3			2.25%) 4/16/25 •	44,965	45,000
1st Lien 3.984%			SS&C Technologies Tranche B3
(LIBOR01M + 1.75%)			1st Lien 4.484%
3/31/23 •	74,909	74,800	(LIBOR01M + 2.25%)
Penn National Gaming			4/16/25 •	66,044	66,095
Tranche B1 1st Lien			Stars Group Holdings Tranche
4.484% (LIBOR01M +			B 1st Lien 5.83%
2.25%) 10/15/25 •	199,000	199,567	(LIBOR03M + 3.50%)
Perstorp Holding			7/10/25 •	38,990	39,234
Tranche B 1st Lien 7.271%			Tecta America 1st Lien
(LIBOR03M + 4.75%)			6.734% (LIBOR01M +
2/26/26 •	93,765	91,333	4.50%) 11/21/25 •	74,625	73,692
PQ Tranche B 1st Lien			Telenet Financing USD
4.756% (LIBOR03M +			Tranche AN 1st Lien
2.50%) 2/8/25 •	166,581	166,685	4.575% (LIBOR01M +
Pregis TopCo 1st Lien			2.25%) 8/15/26 •	120,000	119,715
0.00% 7/25/26 • X	50,000	50,039	Titan Acquisition Tranche B
Prestige Brands Tranche B5			1st Lien 5.234%
1st Lien 4.234%			(LIBOR01M + 3.00%)
(LIBOR01M + 2.00%)			3/28/25 •	26,552	25,357
1/26/24 •	90,831	90,876	TMS International Holding
Radiate Holdco Tranche B 1st			Tranche B2 1st Lien
Lien 5.234% (LIBOR01M +			4.997% (LIBOR01M +
3.00%) 2/1/24 •	111,713	110,472	2.75%) 8/14/24 =•	49,432	49,493
Russell Investments US			TransDigm Tranche F 1st Lien
Institutional Holdco			4.83% (LIBOR03M +
Tranche B 1st Lien 5.484%			2.50%) 6/9/23 •	179,097	178,189
(LIBOR01M + 3.25%)			Trident TPI Holdings 1st Lien
6/1/23 •	116,535	115,855	5.484% (LIBOR01M +
Sable International Finance			3.25%) 10/5/24 •	60,754	57,792
Tranche B4 1st Lien			Ultimate Software Group 1st
5.484% (LIBOR01M +			Lien 6.08% (LIBOR03M +
3.25%) 1/31/26 •	218,667	220,064	3.75%) 5/3/26 •	175,000	176,559

(continues) NQ-DPT-164 [7/19] 9/19 (946195) 13

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio (Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Loan Agreements (continued)			Non-Agency Asset-Backed Securities - 3.43%
Unitymedia Finance Tranche E			American Express Credit
1st Lien 4.354%			Account Master Trust
(LIBOR03M + 2.00%)			Series 2017-5 A 2.705%
6/1/23 •	175,000	$174,970	(LIBOR01M + 0.38%)
UPC Financing Partnership			2/18/25 •	355,000	$356,131
Tranche AR 1st Lien			Series 2018-3 A 2.645%
4.854% (LIBOR03M +			(LIBOR01M + 0.32%)
2.50%) 1/15/26 •	15,646	15,661	10/15/25 •	165,000	164,994
USI Tranche B 1st Lien 5.33%			Barclays Dryrock Issuance
(LIBOR03M + 3.00%)			Trust
5/16/24 •	99,746	98,759	Series 2017-1 A 2.655%
USIC Holdings 1st Lien			(LIBOR01M + 0.33%, Floor
5.234% (LIBOR01M +			0.33%) 3/15/23 •	100,000	100,156
3.00%) 12/9/23 •	40,377	40,167	Chase Issuance Trust
Vistra Operations Tranche B3			Series 2018-A1 A1
1st Lien 4.27% (LIBOR03M			2.525% (LIBOR01M +
+ 2.00%) 12/1/25 •	215,463	216,109	0.20%) 4/17/23 •	530,000	530,621
VVC Holding Tranche B 1st			Citibank Credit Card Issuance
Lien 7.045% (LIBOR03M +			Trust
4.50%) 2/11/26 •	84,788	85,238	Series 2017-A5 A5
Wand NewCo 3 Tranche B 1st			2.892% (LIBOR01M +
Lien 5.86% (LIBOR01M +			0.62%, Floor 0.62%)
3.50%) 2/5/26 •	50,000	50,406	4/22/26 •	100,000	100,798
Wynn Resorts Tranche B 1st			Series 2017-A7 A7
Lien 4.66% (LIBOR01M +			2.734% (LIBOR01M +
2.25%) 10/30/24 •	114,425	114,765	0.37%) 8/8/24 •	200,000	200,520
Zayo Group Tranche B2 1st			Series 2018-A2 A2
Lien 4.484% (LIBOR01M +			2.602% (LIBOR01M +
2.25%) 1/19/24 •	196,000	196,229	0.33%) 1/20/25 •	275,000	275,165
Total Loan Agreements			Citicorp Residential Mortgage
(cost $8,724,340)		8,688,654	Trust
			Series 2006-3 A5
Municipal Bonds - 0.09%			5.178% 11/25/36 •	300,000	308,605
			CNH Equipment Trust
California State			Series 2019-B A2
(Build America Bonds)			2.55% 9/15/22	505,000	506,927
7.55% 4/1/39	75,000	120,427	Discover Card Execution Note
South Carolina Public Service			Trust
Authority			Series 2017-A7 A7
Series D 4.77% 12/1/45	30,000	35,956	2.685% (LIBOR01M +
Texas Water Development			0.36%) 4/15/25 •	105,000	104,869
Board			Series 2018-A2 A2
Series B 5.00% 10/15/46	55,000	65,152	2.655% (LIBOR01M +
Total Municipal Bonds			0.33%) 8/15/25 •	305,000	304,487
(cost $209,913)		221,535	Ford Credit Auto Lease Trust
			Series 2019-B A2A
			2.28% 2/15/22	700,000	699,491
			Ford Credit Auto Owner Trust
			Series 2018-1 A 144A
			3.19% 7/15/31 #	160,000	164,718

14 NQ-DPT-164 [7/19] 9/19 (946195)

(Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Non-Agency Asset-Backed Securities (continued)			Non-Agency Asset-Backed Securities (continued)
HOA Funding			Verizon Owner Trust
Series 2014-1A A2 144A			Series 2019-A A1A
4.846% 8/20/44 #	45,250	$45,241	2.93% 9/20/23	520,000	$528,342
Mercedes-Benz Master Owner			Volkswagen Auto Loan
Trust			Enhanced Trust
Series 2017-BA A 144A			Series 2018-1 A2B 2.452%
2.745% (LIBOR01M +			(LIBOR01M + 0.18%)
0.42%) 5/16/22 #•	500,000	500,830	7/20/21 •	127,968	127,989
Series 2018-BA A 144A			Volvo Financial Equipment
2.665% (LIBOR01M +			Master Owner Trust
0.34%) 5/15/23 #•	100,000	100,020	Series 2017-A A 144A
Series 2019-AA A 144A			2.825% (LIBOR01M +
2.675% (LIBOR01M +			0.50%) 11/15/22 #•	255,000	255,711
0.35%) 5/15/23 #•	530,000	530,214	Wendys Funding
Navistar Financial Dealer Note			Series 2018-1A A2I 144A
Master Owner Trust II			3.573% 3/15/48 #	78,800	79,399
Series 2018-1 A 144A			Total Non-Agency Asset-Backed Securities
2.896% (LIBOR01M +			(cost $8,037,157)		8,087,782
0.63%, Floor 0.63%)
9/25/23 #•	55,000	55,102	Non-Agency Collateralized Mortgage Obligations - 1.71%
Nissan Master Owner Trust
Receivables			Chase Home Lending
Series 2017-C A 2.645%			Mortgage Trust
(LIBOR01M + 0.32%)			Series 2019-ATR1 A4 144A
10/17/22 •	265,000	265,185	4.00% 4/25/49 #•	74,261	75,270
Penarth Master Issuer			Series 2019-ATR2 A3 144A
Series 2018-2A A1 144A			3.50% 7/25/49 #•	250,000	252,813
2.75% (LIBOR01M +			Connecticut Avenue Securities
0.45%) 9/18/22 #•	355,000	355,188	Trust
PFS Financing			Series 2019-R01
Series 2018-E A 144A			2M2 144A 4.716%
2.775% (LIBOR01M +			(LIBOR01M + 2.45%)
0.45%) 10/17/22 #•	505,000	505,043	7/25/31 #•	125,000	126,815
Towd Point Mortgage Trust			Flagstar Mortgage Trust
Series 2015-5 A1B 144A			Series 2018-1 A5 144A
2.75% 5/25/55 #•	37,787	37,708	3.50% 3/25/48 #•	95,189	96,548
Series 2015-6 A1B 144A			Series 2018-5 A7 144A
2.75% 4/25/55 #•	44,658	44,644	4.00% 9/25/48 #•	76,112	77,196
Series 2017-1 A1 144A			Galton Funding Mortgage
2.75% 10/25/56 #•	57,772	58,002	Trust
Series 2017-2 A1 144A			Series 2018-1 A43 144A
2.75% 4/25/57 #•	59,158	59,299	3.50% 11/25/57 #•	63,435	63,803
Series 2018-1 A1 144A			Holmes Master Issuer
3.00% 1/25/58 #•	76,064	76,420	Series 2018-2A A2 144A
Toyota Auto Receivables			2.723% (LIBOR03M +
Owner Trust			0.42%) 10/15/54 #•	192,133	192,008
Series 2019-B A2A			JPMorgan Mortgage Trust
2.59% 2/15/22	420,000	421,014	Series 2014-2 B1 144A
Verizon Owner Trust			3.407% 6/25/29 #•	59,698	60,490
Series 2018-1A A1B 144A			Series 2014-2 B2 144A
2.532% (LIBOR01M +			3.407% 6/25/29 #•	59,698	60,162
0.26%) 9/20/22 #•	225,000	224,949

(continues) NQ-DPT-164 [7/19] 9/19 (946195) 15

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio (Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Non-Agency Collateralized Mortgage Obligations			Non-Agency Collateralized Mortgage Obligations
(continued)			(continued)
JPMorgan Mortgage Trust			Sequoia Mortgage Trust
Series 2014-IVR6			Series 2018-8 A4 144A
2A4 144A			4.00% 11/25/48 #•	190,312	$192,899
2.50% 7/25/44 #•	100,000	$99,118	Series 2019-CH1 A1 144A
Series 2015-4 B1 144A			4.50% 3/25/49 #•	174,090	179,053
3.624% 6/25/45 #•	90,473	92,588
Series 2015-4 B2 144A			Total Non-Agency Collateralized Mortgage
3.624% 6/25/45 #•	90,473	91,511	Obligations (cost $3,993,401)		4,049,191
Series 2015-5 B2 144A
3.389% 5/25/45 #•	94,094	93,210	Non-Agency Commercial Mortgage-Backed Securities -
			5.99%
Series 2015-6 B1 144A
3.611% 10/25/45 #•	89,497	91,388	BANK
Series 2015-6 B2 144A			Series 2017-BNK4 XA
3.611% 10/25/45 #•	89,497	90,755	1.433% 5/15/50 •	593,323	47,035
Series 2016-4 B1 144A			Series 2017-BNK5 A5
3.897% 10/25/46 #•	92,939	96,157	3.39% 6/15/60	225,000	237,241
Series 2016-4 B2 144A			Series 2017-BNK5 B
3.897% 10/25/46 #•	92,939	95,648	3.896% 6/15/60 •	95,000	99,485
Series 2017-1 B2 144A			Series 2017-BNK7 A5
3.546% 1/25/47 #•	99,399	99,356	3.435% 9/15/60	190,000	200,590
Series 2017-2 A3 144A			Series 2017-BNK8 A4
3.50% 5/25/47 #•	43,888	44,500	3.488% 11/15/50	85,000	90,054
Series 2018-4 A15 144A			BBCMS Mortgage Trust
3.50% 10/25/48 #•	145,126	146,444	Series 2018-C2 A5
Series 2018-6 1A4 144A			4.314% 12/15/51	190,000	213,832
3.50% 12/25/48 #•	87,879	88,691	BENCHMARK Mortgage Trust
Series 2018-7FRB A2 144A			Series 2018-B1 A5
3.154% (LIBOR01M +			3.666% 1/15/51 •	400,000	428,585
0.75%) 4/25/46 #•	98,140	97,817	Series 2018-B3 A5
Series 2019-2 A4 144A			4.025% 4/10/51	130,000	143,112
4.00% 8/25/49 #•	293,165	297,151	Series 2018-B6 A4
Series 2019-LTV1 A3 144A			4.261% 10/10/51	280,000	314,185
4.00% 6/25/49 #•	193,345	197,399	Series 2019-B9 A5
New Residential Mortgage			4.016% 3/15/52	565,000	624,227
Loan Trust			Cantor Commercial Real
Series 2018-RPL1 A1 144A			Estate Lending
3.50% 12/25/57 #•	87,431	89,075	Series 2019-CF1 A5
Sequoia Mortgage Trust			3.786% 5/15/52	625,000	676,815
Series 2014-2 A4 144A			CFCRE Commercial Mortgage
3.50% 7/25/44 #•	25,335	25,743	Trust
Series 2015-1 B2 144A			Series 2016-C7 A3
3.878% 1/25/45 #•	40,040	40,975	3.839% 12/10/54	185,000	199,364
Series 2015-2 B2 144A			Citigroup Commercial
3.739% 5/25/45 #•	335,185	340,998	Mortgage Trust
Series 2017-4 A1 144A			Series 2014-GC25 A4
3.50% 7/25/47 #•	77,263	78,285	3.635% 10/10/47	120,000	126,800
Series 2017-5 B1 144A			Series 2016-P3 A4
3.875% 8/25/47 #•	243,221	250,245	3.329% 4/15/49	308,000	321,712
Series 2018-5 A4 144A			Series 2017-C4 A4
3.50% 5/25/48 #•	122,982	125,080	3.471% 10/12/50	120,000	126,965

16 NQ-DPT-164 [7/19] 9/19 (946195)

(Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Non-Agency Commercial Mortgage-Backed Securities			Non-Agency Commercial Mortgage-Backed Securities
(continued)			(continued)
COMM Mortgage Trust			JPM-BB Commercial
Series 2013-CR6 AM 144A			Mortgage Securities Trust
3.147% 3/10/46 #	105,000	$107,097	Series 2015-C27 XA
Series 2013-WWP A2			1.303% 2/15/48 •	2,854,498	$123,268
144A 3.424% 3/10/31 #	100,000	103,811	Series 2015-C31 A3
Series 2014-CR19 A5			3.801% 8/15/48	515,000	551,171
3.796% 8/10/47	80,000	84,965	Series 2015-C33 A4
Series 2014-CR20 AM			3.77% 12/15/48	255,000	272,967
3.938% 11/10/47	350,000	368,315	JPM-DB Commercial
Series 2015-3BP A 144A			Mortgage Securities Trust
3.178% 2/10/35 #	130,000	134,902	Series 2016-C4 A3
Series 2015-CR23 A4			3.141% 12/15/49	1,490,000	1,541,841
3.497% 5/10/48	115,000	121,102	Series 2017-C7 A5
Series 2016-CR28 A4			3.409% 10/15/50	290,000	306,465
3.762% 2/10/49	980,000	1,047,739	JPMorgan Chase Commercial
DB-JPM			Mortgage Securities Trust
Series 2016-C1 A4			Series 2005-CB11 E
3.276% 5/10/49	165,000	172,104	5.568% 8/12/37 •	20,000	20,218
Series 2016-C1 B			Series 2013-LC11 B
4.195% 5/10/49 •	25,000	26,577	3.499% 4/15/46	150,000	152,418
Series 2016-C3 A5			Series 2015-JP1 A5
2.89% 8/10/49	140,000	142,621	3.914% 1/15/49	170,000	183,358
GRACE Mortgage Trust			Series 2016-JP2 AS
Series 2014-GRCE A 144A			3.056% 8/15/49	180,000	181,880
3.369% 6/10/28 #	250,000	253,799	Series 2016-WIKI A 144A
Series 2014-GRCE B 144A			2.798% 10/5/31 #	105,000	105,730
3.52% 6/10/28 #	200,000	202,495	Series 2016-WIKI B 144A
GS Mortgage Securities Trust			3.201% 10/5/31 #	85,000	85,776
Series 2010-C1 C 144A			Series 2019-OSB A 144A
5.635% 8/10/43 #•	100,000	101,941	3.397% 6/5/39 #	100,000	105,337
Series 2014-GC24 A5			LB-UBS Commercial
3.931% 9/10/47	215,000	229,583	Mortgage Trust
Series 2015-GC32 A4			Series 2006-C6 AJ
3.764% 7/10/48	75,000	80,137	5.452% 9/15/39 •	41,454	24,043
Series 2017-GS5 A4			Morgan Stanley BAML Trust
3.674% 3/10/50	175,000	187,569	Series 2014-C17 A5
Series 2017-GS5 XA			3.741% 8/15/47	100,000	105,773
0.817% 3/10/50 •	4,221,873	225,261	Series 2015-C26 A5
Series 2017-GS6 A3			3.531% 10/15/48	120,000	126,590
3.433% 5/10/50	115,000	121,340	Series 2016-C29 A4
Series 2017-GS6 XA			3.325% 5/15/49	95,000	99,160
1.045% 5/10/50 •	3,370,375	231,479	Morgan Stanley Capital I Trust
Series 2018-GS9 A4			Series 2006-HQ10 B
3.992% 3/10/51 •	130,000	142,358	5.448% 11/12/41 •	74,366	67,749
Series 2018-GS9 B			Series 2016-BNK2 A4
4.321% 3/10/51 •	125,000	134,921	3.049% 11/15/49	120,000	123,542
Series 2019-GC38 A4			Series 2018-L1 A4
3.968% 2/10/52	130,000	143,088	4.407% 10/15/51	105,000	118,674
Series 2019-GC39 A4
3.567% 5/10/52	70,000	74,799

(continues) NQ-DPT-164 [7/19] 9/19 (946195) 17

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio (Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Non-Agency Commercial Mortgage-Backed Securities			Sovereign BondsΔ (continued)
(continued)			Ghana - 0.13%
UBS Commercial Mortgage			Ghana Government
Trust			International Bond
Series 2018-C9 A4			144A 7.875% 3/26/27 #	300,000	$317,425
4.117% 3/15/51 •	225,000	$248,796			317,425
UBS-Barclays Commercial
Mortgage Trust			Ivory Coast - 0.08%
Series 2013-C5 B 144A			Ivory Coast Government
3.649% 3/10/46 #•	150,000	153,839	International Bond
Wells Fargo Commercial			144A 6.125% 6/15/33 #	200,000	189,051
Mortgage Trust					189,051
Series 2014-LC18 A5
3.405% 12/15/47	385,000	402,201	Paraguay - 0.10%
Series 2015-C30 XA			Paraguay Government
0.904% 9/15/58 •	1,861,450	81,864	International Bond
Series 2015-NXS3 A4			144A 5.40% 3/30/50 #	200,000	226,127
3.617% 9/15/57	80,000	84,866			226,127
Series 2016-BNK1 A3			Qatar - 0.09%
2.652% 8/15/49	155,000	155,611	Qatar Government
Series 2016-BNK1 B			International Bond
2.967% 8/15/49	30,000	29,361	144A 4.00% 3/14/29 #	200,000	218,274
Series 2017-C38 A5
3.453% 7/15/50	140,000	147,672			218,274
WF-RBS Commercial			Russia - 0.18%
Mortgage Trust			Russian Foreign Bond -
Series 2012-C10 A3			Eurobond
2.875% 12/15/45	240,000	243,814	144A 4.25% 6/23/27 #	200,000	209,078
Total Non-Agency Commercial			144A 5.25% 6/23/47 #	200,000	224,728
Mortgage-Backed Securities
(cost $13,726,720)		14,131,989			433,806
			Senegal - 0.08%
Sovereign Bonds - 1.65%Δ			Senegal Government
Argentina - 0.08%			International Bond
Argentine Republic			144A 6.75% 3/13/48 #	200,000	192,572
Government International					192,572
Bond 5.625% 1/26/22	205,000	177,530	Sri Lanka - 0.09%
		177,530	Sri Lanka Government
Egypt - 0.43%			International Bond
Egypt Government			144A 7.55% 3/28/30 #	200,000	203,589
International Bond					203,589
144A 6.125% 1/31/22 #	545,000	570,751	Turkey - 0.16%
144A 7.60% 3/1/29 #	200,000	214,657	Turkey Government
144A 8.70% 3/1/49 #	200,000	219,207	International Bond
		1,004,615	5.75% 5/11/47	200,000	169,592
El Salvador - 0.08%			6.35% 8/10/24	200,000	201,996
El Salvador Government					371,588
International Bond
144A 7.125% 1/20/50 #	175,000	178,063
		178,063

18 NQ-DPT-164 [7/19] 9/19 (946195)

(Unaudited)

	Principal	Value		Number of	Value
	amount°	(US $)		shares	(US $)
Sovereign BondsΔ (continued)			Short-Term Investments (continued)
Uruguay - 0.06%			Money Market Mutual Funds (continued)
Uruguay Government			Fidelity Investments Money
International Bond			Market Government
4.375% 1/23/31	140,000	$153,265	Portfolio - Class I
			(seven-day effective yield
		153,265	2.19%)	889,458	$889,321
Uzbekistan - 0.09%			GS Financial Square
Republic of Uzbekistan Bond			Government Fund -
144A 5.375% 2/20/29 #	200,000	214,582	Institutional Shares
			(seven-day effective yield
		214,582	2.23%)	889,458	889,324
Total Sovereign Bonds (cost $3,766,562)		3,880,487	Morgan Stanley Government
			Portfolio - Institutional
Supranational Bank - 0.09%			Class (seven-day effective
			yield 2.21%)	889,458	889,323
Banque Ouest Africaine de			State Street Institutional US
Developpement 144A			Government Money Market
5.00% 7/27/27 #	200,000	210,754	Fund - Investor Class
Total Supranational Bank (cost $196,148)		210,754	(seven-day effective yield
			2.18%)	889,458	889,320
					4,446,613
US Treasury Obligations - 17.96%				Principal
US Treasury Bonds				amount°
2.875% 5/15/49	7,595,000	8,136,886	US Treasury Obligation - 1.90%`
3.00% 2/15/49	570,000	625,196	US Treasury Bill 1.00%
US Treasury Notes			8/31/19	4,475,000	4,470,743
1.75% 6/30/24	15,230,000	15,170,806			4,470,743
2.25% 3/31/21	250,000	251,318
2.25% 4/15/22	220,000	222,337	Total Short-Term Investments
2.375% 5/15/29	17,425,000	17,977,700	(cost $8,916,451)		8,917,356

Total US Treasury Obligations			Total Value of
(cost $42,151,443)		42,384,243	Securities - 99.69%
			(cost $230,736,418)		235,303,633
	Number of		Receivables and Other Assets Net of
	shares		Liabilities - 0.31%		741,520
Preferred Stock - 0.09%			Net Assets Applicable to 22,512,247 Shares
Bank of America 6.50% µ	185,000	205,991	Outstanding - 100.00%		$236,045,153

Total Preferred Stock (cost $197,734)		205,991	#		Security exempt from registration under Rule 144A of the Securities
Short-Term Investments - 3.78%			Act of 1933, as amended. At July 31, 2019, the aggregate value
			of Rule 144A securities was $53,631,900,which represents 22.72%
Money Market Mutual Funds - 1.88%			of the Portfolio’s net assets.
BlackRock FedFund -			◆ Pass Through Agreement. Security represents the contractual right
Institutional Shares
(seven-day effective yield			to receive a proportionate amount of underlying payments due to
2.23%)	889,458	889,325	the counterparty pursuant to various agreements related to the
			rescheduling of obligations and the exchange of certain notes.
			= The value of this security was determined using significant unobservable
			inputs and is reported as a Level 3 security.
			` The rate shown is the effective yield at the time of purchase.

(continues) NQ-DPT-164 [7/19] 9/19 (946195) 19

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio (Unaudited)

°	Principal amount shown is stated in USD unless noted that the security	intheirdescriptionabove. Thereferenceratedescriptions(i. e. LIBOR03M,
	is denominated in another currency.	LIBOR06M,etc. ) used in this report are identical for different securities,
Δ Securities have been classified by country of origin.		but the underlying reference rates may differ due to the timing of
µ	Fixed to variable rate investment. The rate shown reflects the fixed	the reset period. Certain variable rate securities are not based on
	rate in effect at July 31, 2019. Rate will reset at a future date.	a published reference rate and spread but are determined by the
S Interest only security. An interest only security is the interest only		issuer or agent and are based on current market conditions, or for
	portion of a fixed income security, which is separated and sold	mortgage-backed securities,are impacted by the individual mortgages
	individually from the principal portion of the security.	which are paying off over time. These securities do not indicate a
y No contractual maturity date.		reference rate and spread in their description above.
• Variable rate investment. Rates reset periodically. Rate shown reflects		X This loan will settle after July 31, 2019, at which time the interest
	the rate in effect at July 31, 2019. For securities based on a published	rate, based on the LIBOR and the agreed upon spread on trade date,
	reference rate and spread,the reference rate and spread are indicated	will be reflected.

Unfunded Loan Commitments

The Portfolio may invest in floating rate loans. In connection with these investments, the Portfolio may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Series to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Portfolio earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitments were outstanding at July 31, 2019:

Unrealized
			Principal					Appreciation
Borrower			Amount	Cost		Value		(Depreciation)
Allied Universal Holdco Tranche DD 1st Lien 1.00% (LIBOR03M+1.00%) 7/12/26			$6,757	$6,689	$	$6,771	$	$82
Heartland Dental Tranche DD 1st Lien 3.75% (LIBOR03M+3.75%) 4/30/25			938	938		904		(34)
The following futures contracts and swap contracts were outstanding at July 31, 2019:

Futures Contracts
			Notional			Value/		Variation Margin
		Notional	Cost	Expiration		Unrealized		Due from
Contracts to Buy (Sell)		Amount	(Proceeds)	Date		Depreciation		(Due to) Brokers
205	US Treasury 5 yr Notes	$24,098,712	$24,133,707	9/30/19		$(34,995)		$(12,813)
Swap Contracts
CDS Contracts[1]

Counterparty/				Upfront
Reference Obligation/				Payments				Variation Margin
Termination Date/	Notional	Annual Protection		Paid		Unrealized		Due from
Payment Frequency	Amount[2]	Payments	Value	(Received)		Appreciation[3]		(Due to) Brokers
Over-The-Counter:
Protection Sold/Moody’s Ratings:
MSCS-CMBX. NA. BBB-. 6[4]
5/11/63-Monthly	890,000	3.00%	$(83,678)	$(103,934)		$20,256		$—

The use of futures contracts and swap contracts involves elements of			1 A CDS contract is a risk-transfer instrument through which one party
market risk and risks in excess of the amounts disclosed in the			(purchaser of protection) transfers to another party (seller of
financial statements. The notional amounts presented above			protection) the financial risk of a credit event (as defined in the CDS
represent the Portfolio’s total exposure in such contracts, whereas			agreement), as it relates to a particular reference security or basket of
only the net unrealized appreciation (depreciation) is reflected in the			securities (such as an index) . Periodic payments (receipts) on such
Portfolio’s net assets.			contracts are accrued daily and recorded as unrealized losses (gains)

20 NQ-DPT-164 [7/19] 9/19 (946195)

(Unaudited)

on swap contracts. Upon payment (receipt), such amounts are	Summary of abbreviations:
recorded as realized losses (gains) on swap contracts. Upfront	ARM - Adjustable Rate Mortgage
payments made or received in connection with CDS contracts are	BADLARPP - Argentina Term Deposit Rate
amortized over the expected life of the CDS contracts as unrealized	BAML - Bank of America Merrill Lynch
losses (gains) on swap contracts. The change in value of CDS	CDO - Collateralized Debt Obligation
contracts is recorded daily as unrealized appreciation or depreciation.	CDS - Credit Default Swap
A realized gain or loss is recorded upon a credit event (as defined in	CLO - Collateralized Loan Obligation
the CDS agreement) or the maturity or termination of the CDS	CMBX. NA - Commercial Mortgage-Backed Securities
Index North America
agreement.	DB - Deutsche Bank AG
[2] Notional amount shown is stated in USD unless noted that the swap	FHAVA - Federal Housing Administration & Veterans
is denominated in another currency.	Administration
FREMF - Freddie Mac Multifamily
[3] Unrealized appreciation (depreciation) does not include periodic	GNMA - Government National Mortgage Association
interest payments (receipts) on swap contracts accrued daily in the	GS - Goldman Sachs
amount of $(7,876) .	ICE - Intercontinental Exchange, Inc.
JPM - JPMorgan
[4] Markit’s CMBX Index, or the CMBX. NA Index, is a synthetic tradable	LB - Lehman Brothers
index referencing a basket of 25 commercial mortgage-backed	LIBOR - London Interbank Offered Rate
securities in North America. Credit-quality rating are measured on a	LIBOR00M - ICE LIBOR USD 0 Month
scale that generally ranges from AAA (highest) to BB (lowest) . US	LIBOR01M - ICE LIBOR USD 1 Month
Agency and US Agency mortgage-backed securities appear under US	LIBOR02M - ICE LIBOR USD 2 Month
Government.	LIBOR03M - ICE LIBOR USD 3 Month
LIBOR06M - ICE LIBOR USD 6 Month
LIBOR12M - ICE LIBOR USD 12 Month
MSCS - Morgan Stanley Capital Services LLC
RBS - Royal Bank of Scotland
REIT - Real Estate Investment Trust
REMIC - Real Estate Mortgage Investment Conduit
S.F. - Single Family
USD - US Dollar
WF - Wells Fargo
yr - Year

NQ-DPT-164 [7/19] 9/19 (946195) 21

Schedule of investments

Macquarie Institutional Portfolios — Macquarie High Yield Bond Portfolio
July 31, 2019 (Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds - 91.86%			Corporate Bonds (continued)
Automotive - 0.50%			Basic Industry (continued)
Allison Transmission			Venator Finance
144A 5.875% 6/1/29 #	458,000	$487,770	144A 5.75% 7/15/25 #	375,000	$332,813
		487,770	Zekelman Industries
			144A 9.875% 6/15/23 #	695,000	732,791
Banking - 3.67%
Ally Financial 8.00% 11/1/31	565,000	757,947			9,682,379
Credit Suisse Group			Capital Goods - 5.56%
144A 6.25%#µy	550,000	580,779	Amsted Industries
Popular 6.125% 9/14/23	910,000	980,525	144A 5.625% 7/1/27 #	735,000	773,808
Royal Bank of Scotland Group			Ardagh Packaging Finance
8.625%µy	1,005,000	1,071,581	144A 6.00% 2/15/25 #	560,000	579,600
Synovus Financial			Berry Global
5.90% 2/7/29 µ	195,000	205,117	144A 5.625% 7/15/27 #	550,000	578,875
			Bombardier
		3,595,949	144A 7.50% 3/15/25 #	495,000	505,209
Basic Industry - 9.88%			144A 7.875% 4/15/27 #	255,000	258,825
BMC East			EnPro Industries
144A 5.50% 10/1/24 #	505,000	517,135	5.75% 10/15/26	440,000	455,400
Boise Cascade			Intertape Polymer Group
144A 5.625% 9/1/24 #	400,000	412,000	144A 7.00% 10/15/26 #	510,000	529,125
First Quantum Minerals			Mauser Packaging Solutions
144A 7.25% 5/15/22 #	280,000	282,450	Holding
144A 7.50% 4/1/25 #	205,000	201,413	144A 7.25% 4/15/25 #	500,000	475,625
Freeport-McMoRan			TransDigm
6.875% 2/15/23	460,000	485,875	144A 6.25% 3/15/26 #	575,000	604,469
Hexion			Trivium Packaging Finance
144A 7.875% 7/15/27 #	495,000	491,287	144A 5.50% 8/15/26 #	330,000	341,137
Hudbay Minerals			144A 8.50% 8/15/27 #	330,000	348,150
144A 7.625% 1/15/25 #	510,000	531,048
IAMGOLD					5,450,223
144A 7.00% 4/15/25 #	190,000	200,450	Consumer Cyclical - 5.89%
Joseph T Ryerson & Son			AMC Entertainment Holdings
144A 11.00% 5/15/22 #	740,000	781,967	6.125% 5/15/27	950,000	855,594
Lennar 5.00% 6/15/27	240,000	253,800	Boyd Gaming
New Enterprise Stone & Lime			6.00% 8/15/26	725,000	760,344
144A 10.125% 4/1/22 #	420,000	432,075	Golden Nugget
Novelis			144A 8.75% 10/1/25 #	598,000	627,900
144A 5.875% 9/30/26 #	330,000	342,787	Hilton Domestic Operating
Olin			144A 4.875% 1/15/30 #	250,000	257,500
5.00% 2/1/30	630,000	614,849	M/I Homes 5.625% 8/1/25	600,000	612,000
5.625% 8/1/29	350,000	360,063	MGM Resorts International
Standard Industries			5.75% 6/15/25	535,000	580,983
144A 6.00% 10/15/25 #	925,000	972,406	Scientific Games International
Steel Dynamics			144A 8.25% 3/15/26 #	725,000	777,765
5.00% 12/15/26	942,000	986,745	10.00% 12/1/22	728,000	761,685
TPC Group			William Carter
144A 10.50% 8/1/24 #	250,000	263,750	144A 5.625% 3/15/27 #	510,000	536,775
Tronox Finance					5,770,546
144A 5.75% 10/1/25 #	515,000	486,675

(continues) NQ-DPT-096 [7/19] 9/19 (946278) 1

Schedule of investments

Macquarie Institutional Portfolios — Macquarie High Yield Bond Portfolio (Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Consumer Non-Cyclical - 2.28%			Energy (continued)
JBS USA			Targa Resources Partners
144A 5.50% 1/15/30 #	250,000$	250,187	5.375% 2/1/27	605,000	$632,225
144A 5.75% 6/15/25 #	75,000	77,719	5.875% 4/15/26	475,000	503,357
144A 6.50% 4/15/29 #	335,000	360,544	Transocean
144A 6.75% 2/15/28 #	525,000	566,344	144A 7.25% 11/1/25 #	520,000	490,750
Pilgrim’s Pride			144A 9.00% 7/15/23 #	220,000	232,311
144A 5.75% 3/15/25 #	465,000	481,275	Valaris 7.75% 2/1/26	625,000	459,375
Post Holdings			Whiting Petroleum
144A 5.50% 12/15/29 #	490,000	497,350	6.625% 1/15/26	834,000	790,215
		2,233,419			14,459,063
Energy - 14.75%			Healthcare - 10.30%
AmeriGas Partners			Bausch Health
5.875% 8/20/26	580,000	617,700	144A 5.50% 11/1/25 #	990,000	1,033,313
Cheniere Corpus Christi			Catalent Pharma Solutions
Holdings 7.00% 6/30/24	510,000	581,410	144A 5.00% 7/15/27 #	165,000	169,950
Cheniere Energy Partners			Charles River Laboratories
5.25% 10/1/25	775,000	806,015	International
Chesapeake Energy			144A 5.50% 4/1/26 #	1,135,000	1,203,100
7.00% 10/1/24	215,000	175,494	Eagle Holding II 144A PIK
8.00% 1/15/25	705,000	606,300	7.75% 5/15/22 # ❆	505,000	510,681
Crestwood Midstream			Encompass Health
Partners			5.75% 11/1/24	393,000	398,903
144A 5.625% 5/1/27 #	535,000	531,041	5.75% 9/15/25	590,000	616,550
DCP Midstream Operating			Hadrian Merger
5.125% 5/15/29	505,000	520,781	144A 8.50% 5/1/26 #	550,000	530,063
Diamond Offshore Drilling			HCA
7.875% 8/15/25	760,000	727,700	5.375% 2/1/25	340,000	368,546
Genesis Energy			5.875% 2/15/26	580,000	643,800
6.50% 10/1/25	785,000	782,056	5.875% 2/1/29	600,000	670,500
Gulfport Energy			7.58% 9/15/25	230,000	268,525
6.375% 1/15/26	385,000	293,563	Hill-Rom Holdings
Murphy Oil			144A 5.00% 2/15/25 #	295,000	306,431
5.625% 12/1/42	830,000	747,000	144A 5.75% 9/1/23 #	390,000	403,163
6.875% 8/15/24	685,000	719,181	IQVIA 144A 5.00% 5/15/27 #	360,000	376,157
Murphy Oil USA			Surgery Center Holdings
5.625% 5/1/27	700,000	735,000	144A 6.75% 7/1/25 #	220,000	196,350
NuStar Logistics			Tenet Healthcare
6.00% 6/1/26	630,000	666,225	5.125% 5/1/25	190,000	189,802
Oasis Petroleum			8.125% 4/1/22	1,005,000	1,076,606
144A 6.25% 5/1/26 #	525,000	500,010
Precision Drilling			Teva Pharmaceutical Finance
144A 7.125% 1/15/26 #	930,000	888,150	Netherlands III
			6.00% 4/15/24	255,000	236,563
Southwestern Energy			WellCare Health Plans
7.75% 10/1/27	890,000	776,810	144A 5.375% 8/15/26 #	845,000	895,810
Summit Midstream Holdings
5.75% 4/15/25	495,000	428,175			10,094,813
Sunoco 6.00% 4/15/27	235,000	248,219

2 NQ-DPT-096 [7/19] 9/19 (946278)

(Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Insurance - 2.60%			Media (continued)
Acrisure			VTR Finance
144A 7.00% 11/15/25 #	290,000	$267,525	144A 6.875% 1/15/24 #	345,000	$357,506
GTCR AP Finance					12,062,138
144A 8.00% 5/15/27 #	330,000	338,250
HUB International			Real Estate - 0.88%
144A 7.00% 5/1/26 #	950,000	968,401	HAT Holdings I
USI 144A 6.875% 5/1/25 #	980,000	975,296	144A 5.25% 7/15/24 #	825,000	862,125
		2,549,472			862,125
Media - 12.31%			Services - 7.00%
Altice Luxembourg			Advanced Disposal Services
144A 7.625% 2/15/25 #	230,000	226,272	144A 5.625% 11/15/24 #	495,000	522,077
144A 7.75% 5/15/22 #	400,000	409,500	Ashtead Capital
CCO Holdings			144A 5.25% 8/1/26 #	540,000	567,000
144A 5.375% 6/1/29 #	465,000	483,019	Avis Budget Car Rental
144A 5.50% 5/1/26 #	45,000	47,081	144A 6.375% 4/1/24 #	182,000	191,100
144A 5.75% 2/15/26 #	905,000	955,644	Clean Harbors
144A 5.875% 5/1/27 #	275,000	289,094	144A 4.875% 7/15/27 #	290,000	299,750
Clear Channel Worldwide			144A 5.125% 7/15/29 #	290,000	306,399
Holdings			Covanta Holding
144A 9.25% 2/15/24 #	655,000	712,313	6.00% 1/1/27	470,000	487,625
CSC Holdings			ESH Hospitality
144A 5.75% 1/15/30 #	495,000	504,281	144A 5.25% 5/1/25 #	495,000	510,469
			Iron Mountain US Holdings
6.75% 11/15/21	455,000	487,987	144A 5.375% 6/1/26 #	880,000	893,200
144A 7.50% 4/1/28 #	440,000	486,750	MGM Growth Properties
144A 7.75% 7/15/25 #	360,000	387,900	Operating Partnership
144A 10.875% 10/15/25 #	260,000	296,646	144A 5.75% 2/1/27 #	720,000	777,787
Cumulus Media New Holdings			Prime Security Services
144A 6.75% 7/1/26 #	495,000	506,756	Borrower
Diamond Sports Group			144A 5.75% 4/15/26 #	205,000	214,491
144A 6.625% 8/15/27 #	850,000	873,375	144A 9.25% 5/15/23 #	177,000	186,293
Gray Television			Staples
144A 7.00% 5/15/27 #	495,000	542,644	144A 10.75% 4/15/27 #	290,000	300,875
Netflix			TMS International Holding
144A 5.375% 11/15/29 #	145,000	152,975	144A 7.25% 8/15/25 #	300,000	288,750
Nexstar Escrow			United Rentals North America
144A 5.625% 7/15/27 #	830,000	862,163	5.50% 5/15/27	437,000	457,626
Outfront Media Capital			5.875% 9/15/26	430,000	459,025
144A 5.00% 8/15/27 #	290,000	295,075	6.50% 12/15/26	370,000	401,339
Radiate Holdco
144A 6.625% 2/15/25 #	770,000	764,225			6,863,806
Scripps Escrow			Technology & Electronics - 4.58%
144A 5.875% 7/15/27 #	330,000	334,188	Banff Merger
Sirius XM Radio			144A 9.75% 9/1/26 #	275,000	247,328
144A 4.625% 7/15/24 #	250,000	257,950	Broadcom 3.50% 1/15/28	495,000	466,361
144A 5.375% 4/15/25 #	895,000	931,919	CDK Global 5.875% 6/15/26	681,000	726,967
Virgin Media Secured Finance			CommScope
144A 5.25% 1/15/26 #	875,000	896,875	144A 8.25% 3/1/27 #	485,000	479,544

(continues) NQ-DPT-096 [7/19] 9/19 (946278) 3

Schedule of investments

Macquarie Institutional Portfolios — Macquarie High Yield Bond Portfolio (Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Technology & Electronics (continued)			Utilities - 3.34%
CommScope Technologies			AES 5.125% 9/1/27	380,000	$403,218
144A 5.00% 3/15/27 #	120,000$	101,250	Calpine
144A 6.00% 6/15/25 #	370,000	338,550	5.75% 1/15/25	370,000	371,387
Micron Technology			144A 5.875% 1/15/24 #	795,000	814,875
4.663% 2/15/30	495,000	500,333	Vistra Operations
RP Crown Parent			144A 5.00% 7/31/27 #	641,000	657,826
144A 7.375% 10/15/24 #	768,000	800,640	144A 5.50% 9/1/26 #	564,000	590,790
SS&C Technologies			144A 5.625% 2/15/27 #	410,000	434,087
144A 5.50% 9/30/27 #	793,000	826,207
					3,272,183
		4,487,180
Telecommunications - 6.97%			Total Corporate Bonds (cost $88,560,965)		90,023,771
C&W Senior Financing
144A 6.875% 9/15/27 #	225,000	236,261	Loan Agreements - 3.49%
144A 7.50% 10/15/26 #	430,000	460,100	Air Medical Group Holdings
CenturyLink 7.50% 4/1/24	235,000	257,840	Tranche B 1st Lien 5.564%
Cincinnati Bell			(LIBOR01M + 3.25%)
144A 7.00% 7/15/24 #	565,000	485,900	4/28/22 •	157,872	153,004
Frontier Communications			Applied Systems 2nd Lien
144A 8.00% 4/1/27 #	480,000	502,056	9.33% (LIBOR03M +
Level 3 Financing			7.00%) 9/19/25 •	1,135,000	1,150,323
5.375% 5/1/25	952,000	982,940	Blue Ribbon 1st Lien 6.388%
			(LIBOR01M + 4.00%)
Sprint			11/13/21 •	221,159	198,712
7.125% 6/15/24	385,000	421,094	Frontier Communications
7.625% 3/1/26	190,000	212,806	Tranche B1 1st Lien 5.99%
7.875% 9/15/23	995,000	1,108,182	(LIBOR01M + 3.75%)
Sprint Capital			6/15/24 •	207,557	205,506
8.75% 3/15/32	180,000	224,325	Kronos 2nd Lien 10.829%
T-Mobile USA			(LIBOR03M + 8.25%)
6.00% 4/15/24	325,000	340,035	11/1/24 •	327,000	337,955
6.375% 3/1/25 =	320,000	0	Panther BF Aggregator 2
6.50% 1/15/26	532,000	567,750	Tranche B 1st Lien 5.734%
6.50% 1/15/26 =	167,000	0	(LIBOR01M + 3.50%)
Vodafone Group			4/30/26 •	235,000	235,364
7.00% 4/4/79 µ	285,000	312,471	Stars Group Holdings Tranche
Zayo Group 6.375% 5/15/25	695,000	715,085	B 1st Lien 5.83%
			(LIBOR03M + 3.50%)
		6,826,845	7/10/25 •	393,085	395,542
Transportation - 1.35%			Summit Midstream Partners
Avolon Holdings Funding			Holdings Tranche B 1st Lien
144A 4.375% 5/1/26 #	335,000	346,882	8.234% (LIBOR01M +
144A 5.25% 5/15/24 #	260,000	279,739	6.00%) 5/21/22 •	225,839	223,016
DAE Funding			Vantage Specialty Chemicals
144A 5.75% 11/15/23 #	527,000	555,326	2nd Lien 10.58%
			(LIBOR03M + 8.25%)
VistaJet Malta Finance			10/26/25 •	275,000	265,375
144A 10.50% 6/1/24 #	145,000	143,913
		1,325,860

4 NQ-DPT-096 [7/19] 9/19 (946278)

(Unaudited)

	Principal	Value		Receivables and Other Assets Net of
	amount°	(US $)		Liabilities - 0.00%	3,393
Loan Agreements (continued)			Net Assets Applicable to 13,171,161 Shares
Verscend Holding Tranche B				Outstanding - 100.00%	$98,001,795
1st Lien 6.734%
(LIBOR01M + 4.50%)			#	Security exempt from registration under Rule 144A of the Securities
8/27/25 •	252,215	$253,789		Act of 1933, as amended. At July 31, 2019, the aggregate value
				of Rule 144A securities was $54,090,271,which represents 55.19%
Total Loan Agreements				of the Portfolio’s net assets.
(cost $3,456,897)		3,418,586	❆ PIK. The first payment of cash and/or principal will be made after
Number of				July 31, 2019.
	shares		=	The value of this security was determined using significant unobservable
				inputs and is reported as a Level 3 security.
Common Stock - 0.00%			°	Principal amount shown is stated in USD unless noted that the security
Century Communications =†	60,000	0		is denominated in another currency.
Total Common Stock (cost $1,816)		0	µ	Fixed to variable rate investment. The rate shown reflects the fixed
				rate in effect at July 31, 2019. Rate will reset at a future date.
Short-Term Investments - 4.65%				y No contractual maturity date.
			†	Non-income producing security.
Money Market Mutual Funds - 4.65%			• Variable rate investment. Rates reset periodically. Rate shown reflects
BlackRock FedFund -				the rate in effect at July 31, 2019. For securities based on a published
Institutional Shares				reference rate and spread,the reference rate and spread are indicated
(seven-day effective yield
2.23%)	911,449	911,213		in their description above. The reference rate descriptions (i. e. LIBOR03M,
Fidelity Investments Money				LIBOR06M,etc. ) used in this report are identical for different securities,
Market Government				but the underlying reference rates may differ due to the timing of
Portfolio - Class I				the reset period. Certain variable rate securities are not based on
(seven-day effective yield				a published reference rate and spread but are determined by the
2.19%)	911,449	911,207		issuer or agent and are based on current market conditions, or for
GS Financial Square				mortgage-backed securities,are impacted by the individual mortgages
Government Fund -				which are paying off over time. These securities do not indicate a
Institutional Shares				reference rate and spread in their description above.
(seven-day effective yield
2.23%)	911,449	911,212
Morgan Stanley Government				Summary of abbreviations:
Portfolio - Institutional				GS - Goldman Sachs
Class (seven-day effective				ICE - Intercontinental Exchange
yield 2.21%)	911,449	911,209		LIBOR - London Interbank Offered Rate
State Street Institutional US				LIBOR01M - ICE LIBOR USD 1Month
Government Money Market				LIBOR03M - ICE LIBOR USD 3Month
Fund - Investor Class				LIBOR06M - ICE LIBOR USD 6Month
(seven-day effective yield				PIK - Pay-in-kind
2.18%)	911,449	911,204		USD - US Dollar

Total Short-Term Investments
(cost $4,556,045)		4,556,045
Total Value of Securities - 100.00%
(cost $96,575,723)		$97,998,402

(continues) NQ-DPT-096 [7/19] 9/19 (946278) 5

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Emerging Markets Portfolio
July 31, 2019 (Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stock - 96.35%Δ			Common StockΔ (continued)
Brazil - 8.87%			Malaysia - 3.20%
CCR	105,805	$415,862	AMMB Holdings	723,100	$739,658
Embraer ADR	105,656	2,134,251	Genting Malaysia	1,250,000	1,167,705
Hypera	255,200	2,032,185	Malayan Banking	291,579	609,933
Kroton Educacional	284,400	927,047			2,517,296
Suzano	183,400	1,470,045
			Mexico - 2.84%
		6,979,390	Fibra Uno Administracion	1,105,342	1,422,936
China/Hong Kong - 30.62%			Grupo Financiero Banorte
Alibaba Group Holding ADR †	12,586	2,178,763	Class O	161,746	809,163
Brilliance China Automotive					2,232,099
Holdings	508,000	553,624
China Construction Bank			Peru - 0.93%
Class H	2,244,000	1,722,788	Credicorp	3,358	732,010
China Medical System					732,010
Holdings	1,033,000	985,379
China Merchants Bank			Qatar - 0.40%
Class H	322,000	1,595,156	Qatar Electricity & Water	73,800	316,423
China Mobile	177,000	1,505,275			316,423
China State Construction			Republic of Korea - 13.77%
International Holdings	348,000	357,477	Kangwon Land	11,506	299,053
CSPC Pharmaceutical Group	1,176,000	2,040,802	Korea Zinc	2,108	785,390
Hengan International Group	218,000	1,648,872	LG Chem	10,574	2,990,621
Jiangsu Expressway Class H	556,000	749,129	Samsung Electronics	104,793	3,969,005
Ping An Insurance Group Co.			Samsung Fire & Marine
of China Class H	377,500	4,449,145	Insurance	4,551	1,011,675
Sands China	477,600	2,292,417	Shinhan Financial Group	48,359	1,771,323
Tingyi Cayman Islands
Holding	1,072,000	1,599,869			10,827,067
WH Group 144A #	2,470,500	2,404,711	Romania - 0.30%
		24,083,407	Societatea Nationala de Gaze
			Naturale ROMGAZ GDR ≥	31,690	237,567
India - 13.88%
Bajaj Auto	32,830	1,197,110			237,567
HCL Technologies	114,636	1,719,092	Russia - 4.10%
Housing Development			Gazprom PJSC ADR	326,147	2,383,942
Finance	32,137	988,026	LUKOIL PJSC ADR	10,196	836,766
Indiabulls Housing Finance	251,078	1,940,399
Infosys ADR	106,823	1,209,236			3,220,708
Larsen & Toubro	23,111	464,206	South Africa - 1.28%
Lupin	111,925	1,244,461	Sasol	46,368	1,002,642
Power Grid Corp of India	163,744	500,562			1,002,642
Vedanta	743,648	1,653,669
			Taiwan - 9.60%
		10,916,761	ASE Technology Holding	647,000	1,441,590
Indonesia - 1.72%			CTBC Financial Holding	1,716,046	1,115,473
Bank Rakyat Indonesia			Mega Financial Holding	786,245	808,491
Persero	4,273,900	1,354,305	Taiwan Semiconductor
			Manufacturing	508,588	4,182,146
		1,354,305
					7,547,700

(continues) NQ-DPT-151 [7/19] 9/19 (946287) 1

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Emerging Markets Portfolio (Unaudited)

Number of		Value		Number of	Value
	shares	(US $)		shares	(US $)
Common StockΔ (continued)			Short-Term Investments (continued)
Thailand - 1.13%			Money Market Mutual Funds (continued)
Kasikornbank NVDR	159,700	$891,443	State Street Institutional US
			Government Money
		891,443	Market Fund - Investor
United Arab Emirates - 1.27%			Class (seven-day
First Abu Dhabi Bank	230,782	998,185	effective yield 2.18%)	45,306	$45,299

		998,185	Total Short-Term Investments
United Kingdom - 2.44%			(cost $226,495)		226,495
Anglo American	14,754	361,538
Mondi	71,627	1,560,452	Total Value of

		1,921,990	Securities - 99.69%
			(cost $76,724,068)		78,404,253
Total Common Stock			Receivables and Other Assets Net of
(cost $74,304,480)		75,778,993	Liabilities - 0.31%		246,827

Preferred Stock - 3.05%Δ			Net Assets Applicable to 9,869,173
			Shares Outstanding - 100.00%		$78,651,080
Brazil - 2.53%
Itau Unibanco Holding ADR
6.78%	102,716	939,851	#	Security exempt from registration under Rule 144A of the Securities
Itausa - Investimentos Itau			Act of 1933, as amended. At July 31, 2019, the aggregate value
3.33%	319,788	1,049,103	of Rule 144A securities was $2,404,711, which represents 3.06%
			of the Portfolio’s net assets.
		1,988,954	≥ Security was purchased pursuant to Regulation S under the Securities
Republic of Korea - 0.52%			Act of 1933, which exempts from registration securities offered and
Samsung Electronics 4.00%	13,251	409,811	sold outside of the United States. Such securities cannot be sold by
		409,811	the issuer in the United States without either an effective registration
Total Preferred Stock			statement filed pursuant to the Securities Act of 1933, or pursuant
(cost $2,193,093)		2,398,765	to an exemption from registration. At July 31, 2019, the aggregate
			value of Regulation S securities was $237,567 which represents
Short-Term Investments - 0.29%			0.30% of the Portfolio’s net assets.
Money Market Mutual Funds - 0.29%			Δ Securities have been classified by country of origin.
BlackRock FedFund -			† Non-income producing security.
Institutional Shares
(seven-day effective
yield 2.23%)	45,306	45,299
Fidelity Investments Money
Market Government
Portfolio - Class I
(seven-day effective
yield 2.19%)	45,306	45,299
GS Financial Square
Government Fund -
Institutional Shares
(seven-day effective
yield 2.23%)	45,306	45,299
Morgan Stanley
Government Portfolio -
Institutional Class
(seven-day effective
yield 2.21%)	45,306	45,299

2 NQ-DPT-151 [7/19] 9/19 (946287)

(Unaudited)

The following foreign currency exchange contracts were outstanding at July 31, 2019:

Foreign Currency Exchange Contracts

		Contracts to			Settlement	Unrealized	Unrealized
Counterparty		Receive (Deliver)		In Exchange For	Date	Appreciation	Depreciation
BNYM	HKD	(704,792)	USD	90,038	8/1/19	$4	$—
BNYM	MYR	(62,500)	USD	15,119	8/1/19	—	(23)
Total Foreign Currency Exchange Contracts						$4	$(23)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Portfolio’s net assets.

Summary of abbreviations:
ADR - American Depositary Receipt
BNYM - The Bank of New York Mellon
GDR - Global Depositary Receipt
GS - Goldman Sachs
HKD - Hong Kong Dollar
MYR - Malaysian Ringgit
NVDR - Non-Voting Depositary Receipt
USD-USDollar

(continues) NQ-DPT-151 [7/19] 9/19 (946287) 3

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Emerging Markets Portfolio II
July 31, 2019 (Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stock - 98.03%Δ			Common StockΔ (continued)
Argentina - 0.21%			China/Hong Kong (continued)
IRSA Inversiones y			SINA †	16,300	$637,656
Representaciones ADR †	8,000	$82,400	Sohu. com ADR †	16,800	204,792
IRSA Propiedades			Tencent Holdings	43,000	2,003,498
Comerciales ADR	221	4,641	Tencent Music Entertainment
		87,041	Group ADR †	11	157
			Tianjin Development
Bahrain - 0.02%			Holdings	164,000	50,312
Aluminum Bahrain			Tingyi Cayman Islands
GDR 144A #†	1,800	10,289	Holding	270,000	402,952
		10,289	Tsingtao Brewery Class H	94,000	549,782
Brazil - 12.02%			Uni-President China Holdings	465,000	549,982
B2W Cia Digital †	130,200	1,287,210	Weibo ADR †	4,470	175,090
Banco Bradesco ADR	61,792	558,600	Wuliangye Yibin Class A	39,200	680,967
Banco Santander Brasil ADR	28,000	315,840			12,931,234
BRF ADR †	52,300	454,487	India - 8.70%
Cia Brasileira de Distribuicao			Dr Reddy’s Laboratories	10,425	388,030
ADR	13,900	338,604	Reliance Industries
Gerdau ADR	11,300	40,228	GDR 144A #	85,126	2,852,415
Itau Unibanco Holding ADR	68,207	624,094	Tata Chemicals	28,827	240,978
Petroleo Brasileiro ADR	42,600	641,130	Tata Motors ADR †	6,900	66,999
Rumo †	4,100	23,399
Telefonica Brasil ADR	23,055	314,470			3,548,422
Vale ADR	23,300	302,667	Indonesia - 2.92%
		4,900,729	Astra International	587,700	291,282
			Bank Central Asia	409,700	899,446
Chile - 0.40%
Sociedad Quimica y Minera de					1,190,728
Chile ADR	5,500	162,195	Malaysia - 0.15%
		162,195	UEM Sunrise †	308,500	59,583
China/Hong Kong - 31.71%					59,583
Alibaba Group Holding ADR †	9,600	1,661,856	Mexico - 4.85%
Baidu ADR †	4,650	519,405	America Movil Class L ADR	13,600	190,264
BeiGene †	9,300	95,486	Banco Santander Mexico SA
China Mengniu Dairy †	166,000	669,817	Institucion de Banca
China Mobile ADR	24,700	1,052,220	Multiple Grupo Financiero
China Petroleum & Chemical			Santand ADR	59,600	423,160
Class H	82,000	52,645	Becle	130,000	192,995
China Petroleum & Chemical			Coca-Cola Femsa ADR	9,700	594,998
ADR	4,470	286,840	Grupo Financiero Banorte
CNOOC ADR	2,400	396,792	Class O	27,500	137,573
Ctrip. com International ADR †	12,800	498,944	Grupo Televisa ADR	46,200	439,362
Genscript Biotech †	60,000	146,654			1,978,352
JD. com ADR †	25,100	750,741
Kunlun Energy	176,000	153,494	Peru - 0.81%
Kweichow Moutai Class A	3,700	518,900	Cia de Minas Buenaventura
PetroChina ADR	3,000	159,210	ADR	21,600	329,184
Ping An Insurance Group Co.					329,184
of China Class H	60,500	713,042

(continues) NQ-DPT-596 [7/19] 9/19 (946365) 1

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Emerging Markets Portfolio II (Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common StockΔ (continued)			Preferred Stock - 0.69%Δ
Republic of Korea - 14.86%			Brazil - 0.09%
LG Uplus	18,000$	197,117	Gerdau 2.37%	10,100	$36,469
Samsung Electronics	63,322	2,398,302			36,469
SK Hynix	26,262	1,681,139	Republic of Korea - 0.48%
SK Telecom	1,705	356,910	LG Electronics 3.15%	8,325	193,596
SK Telecom ADR	62,300	1,427,293
					193,596
		6,060,761	Russia - 0.12%
Russia - 9.06%			Transneft PJSC 6.88%	20	49,554
Etalon Group GDR 144A #	4,800	10,608			49,554
Gazprom PJSC ADR	129,071	943,433
LUKOIL (London International			Total Preferred Stock
Exchange) ADR	5,269	432,416	(cost $291,682)		279,619
LUKOIL ADR	2,900	236,205
Mobile TeleSystems ADR	24,000	196,080	Short-Term Investments - 0.17%
Rosneft Oil GDR	96,838	638,757	Money Market Mutual Funds - 0.17%
Sberbank of Russia PJSC	158,299	580,718	BlackRock FedFund -
VEON ADR	45,641	142,856	Institutional Shares
X5 Retail Group GDR	6,329	211,642	(seven-day effective yield
Yandex Class A †	7,700	301,994	2.23%)	13,941	13,938
			Fidelity Investments Money
		3,694,709	Market Government
Taiwan - 9.65%			Portfolio - Class I
Hon Hai Precision Industry	280,564	703,310	(seven-day effective yield
MediaTek	109,000	1,090,243	2.19%)	13,942	13,938
Taiwan Semiconductor			GS Financial Square
Manufacturing	155,000	1,274,573	Government Fund -
			Institutional Shares
Taiwan Semiconductor			(seven-day effective yield
Manufacturing ADR	15,200	647,976	2.23%)	13,942	13,939
United Microelectronics ADR	100,000	218,000	Morgan Stanley Government
		3,934,102	Portfolio - Institutional
			Class (seven-day effective
Turkey - 1.51%			yield 2.21%)	13,942	13,938
Akbank T.A. S. †	260,968	349,098	State Street Institutional US
Anadolu Efes Biracilik Ve Malt			Government Money Market
Sanayii	25,218	96,878	Fund - Investor Class
Turkcell Iletisim Hizmetleri			(seven-day effective yield
ADR	23,700	131,535	2.18%)	13,942	13,938
Turkiye Sise ve Cam
Fabrikalari	42,425	37,442	Total Short-Term Investments (cost $69,691)		69,691
		614,953	Total Value of
United States - 1.16%			Securities - 98.89%
Altaba †	6,700	472,015	(cost $34,380,662)		40,323,607

		472,015	Receivables and Other Assets Net of
Total Common Stock			Liabilities - 1.11%		452,228
(cost $34,019,289)		39,974,297	Net Assets Applicable to 4,412,967 Shares
			Outstanding - 100.00%		$40,775,835

2 NQ-DPT-596 [7/19] 9/19 (946365)

(Unaudited)

Summary of abbreviations:
#	Security exempt from registration under Rule 144A of the Securities	ADR - American Depositary Receipt
	Act of 1933, as amended. At July 31, 2019, the aggregate value	GDR - Global Depositary Receipt
	of Rule 144A securities was $2,873,312, which represents 7.05%	GS - Goldman Sachs
of the Portfolio’s net assets.
Δ Securities have been classified by country of origin.
†	Non-income producing security.

(continues) NQ-DPT-596 [7/19] 9/19 (946365) 3

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Labor Select International Equity Portfolio
July 31, 2019 (Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stock - 98.95%Δ			Common StockΔ (continued)
Australia - 1.50%			Japan (continued)
QBE Insurance Group	737,881	$6,288,520	Takeda Pharmaceutical	321,100	$11,050,948
		6,288,520	Tokio Marine Holdings	187,700	9,963,311
China/Hong Kong - 5.74%					107,688,119
CK Hutchison Holdings	1,443,000	13,484,804	Netherlands - 0.66%
WH Group 144A #	10,954,000	10,662,296	Koninklijke Ahold Delhaize	122,478	2,781,833
		24,147,100			2,781,833
Denmark - 1.64%			Singapore - 6.09%
ISS	246,510	6,913,258	Ascendas Real Estate
			Investment Trust	787,900	1,749,287
		6,913,258	Singapore
France - 6.82%			Telecommunications	3,939,800	9,503,649
Cie de Saint-Gobain	314,309	12,040,732	United Overseas Bank	754,909	14,383,102
Sanofi	129,626	10,801,970
Societe Generale	238,956	5,853,150			25,636,038
			Spain - 3.68%
		28,695,852	Banco Santander	2,791,287	11,913,979
Germany - 9.20%			Iberdrola	378,118	3,587,353
Allianz	47,424	11,002,798
Bayerische Motoren Werke	43,311	3,204,183			15,501,332
Daimler	225,721	11,717,801	Sweden - 3.10%
Evonik Industries	240,335	6,839,129	Telia	2,928,325	13,027,101
Telefonica Deutschland					13,027,101
Holding	2,351,995	5,938,945
			Switzerland - 6.08%
		38,702,856	ABB	501,351	9,464,081
Italy - 5.60%			Alcon †	11,699	677,485
Enel	1,751,422	11,980,826	Novartis	94,466	8,662,424
Eni	740,466	11,567,041	Zurich Insurance Group	19,503	6,783,759
		23,547,867			25,587,749
Japan - 25.59%			United Kingdom - 23.25%
Coca-Cola Bottlers Japan			BP	1,384,409	9,160,287
Holdings	291,800	7,182,638	G4S	2,546,924	5,911,289
FUJIFILM Holdings	233,900	11,086,494	GlaxoSmithKline	556,405	11,506,973
Fujitsu	102,200	7,975,526	John Wood Group	947,116	6,102,941
Honda Motor	498,000	12,390,505	Kingfisher	2,862,788	7,729,210
Isuzu Motors	457,800	5,065,758	Lloyds Banking Group	16,764,571	10,844,728
Kyocera	119,200	7,264,920	National Grid	364,400	3,734,834
Kyushu Railway	39,200	1,116,891	Royal Dutch Shell Class B	392,674	12,402,621
Mitsubishi Electric	571,100	7,458,984	SSE	772,001	10,292,081
Nippon Telegraph &			Tesco	3,436,210	9,307,691
Telephone	141,100	6,367,997	Travis Perkins	181,558	3,005,719
Otsuka Holdings	176,700	6,498,138	WPP	665,286	7,836,695
Secom	40,400	3,166,190
Sekisui Chemical	360,200	5,324,133			97,835,069
Sumitomo Electric Industries	466,800	5,775,686	Total Common Stock
			(cost $445,145,249)		416,352,694

(continues) NQ-DPT-094 [7/19] 9/19 (946246) 1

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Labor Select International Equity Portfolio (Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Preferred Stock - 0.10%		Short-Term Investments (continued)
Bayerische Motoren Werke		Money Market Mutual Funds (continued)
6.83%	6,993	$415,184	State Street Institutional US
Total Preferred Stock (cost $505,658)		415,184	Government Money Market
			Fund - Investor Class
			(seven-day effective yield
Short-Term Investments - 0.16%			2.18%)	135,823	135,801
Money Market Mutual Funds - 0.16%
BlackRock FedFund -		Total Short-Term Investments
Institutional Shares			(cost $679,005)		679,005
(seven-day effective yield		Total Value of Securities - 99.21%
2.23%)	135,823	135,801	(cost $446,329,912)		417,446,883
Fidelity Investments Money		Receivables and Other Assets Net of
Market Government			Liabilities - 0.79%		3,336,567
Portfolio - Class I
(seven-day effective yield		Net Assets Applicable to 31,073,494 Shares
2.19%)	135,823	135,801	Outstanding - 100.00%		$420,783,450
GS Financial Square
Government Fund -		#	Security exempt from registration under Rule 144A of the Securities
Institutional Shares			Act of 1933, as amended. At July 31, 2019, the aggregate value
(seven-day effective yield			of Rule 144A securities was $10,662,296, which represents 2.53%
2.23%)	135,823	135,801	of the Portfolio’s net assets.
Morgan Stanley Government		Δ Securities have been classified by country of origin.
Portfolio - Institutional		†	Non-income producing security.
Class (seven-day effective
yield 2.21%)	135,823	$135,801

The following foreign currency exchange contracts were outstanding at July 31, 2019:

Foreign Currency Exchange Contracts

		Contracts to			Settlement	Unrealized		Unrealized
Counterparty		Receive (Deliver)	In Exchange For		Date	Appreciation		Depreciation
BNYM	CHF	(130,047)	USD	131,321	8/2/19		$537	$—
BNYM	JPY	37,185,678	USD	(342,557)	8/1/19		—	(722)
Total Foreign Currency Exchange Contracts							$537	$(722)

The use of foreign currency exchange contracts involves elements of				Summary of abbreviations:
market risk and risks in excess of the amounts disclosed in the				BNYM - The Bank of New York Mellon
financial statements. The foreign currency exchange contracts				CHF - Swiss Franc
presented above represent the Portfolio’s total exposure in such				GS - Goldman Sachs
contracts, whereas only the net unrealized appreciation				JPY - Japanese Yen
(depreciation) is reflected in the Portfolio’s net assets.				USD - US Dollar

2 NQ-DPT-094 [7/19] 9/19 (946246)

Schedule of investments

Delaware REIT Fund July 31, 2019 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 96.21%
Information Technology REITs - 9.00%
American Tower	8,243	$1,744,384
Equinix	8,072	4,052,951
QTS Realty Trust Class A	14,098	652,455
SBA Communications †	1,530	375,477
		6,825,267
Mixed REIT - 1.58%
Liberty Property Trust	22,942	1,199,867
		1,199,867
REITs Diversified - 1.19%
Cousins Properties	21,449	754,576
Vornado Realty Trust	2,310	148,579
		903,155
REITs Healthcare - 13.90%
Alexandria Real Estate Equities	7,994	1,170,002
Brookdale Senior Living †	344,208	2,681,380
HCP	71,217	2,273,959
Welltower	53,153	4,418,077
		10,543,418
REITs Hotel - 4.40%
Host Hotels & Resorts	53,948	938,156
MGM Growth Properties Class A	30,857	921,390
Park Hotels & Resorts	33,873	894,586
RLJ Lodging Trust	33,548	579,709
		3,333,841
REITs Industrial - 11.71%
Duke Realty	41,858	1,395,127
Prologis	72,011	5,804,807
Rexford Industrial Realty	40,611	1,681,295
		8,881,229
REITs Mall - 4.29%
Simon Property Group	19,123	3,101,751
Taubman Centers	3,714	150,491
		3,252,242
REITs Manufactured Housing - 5.63%
Equity LifeStyle Properties	15,150	1,882,388
Sun Communities	17,959	2,385,135
		4,267,523
REITs Multifamily - 19.20%
Apartment Investment & Management Class A	32,164	1,593,405
AvalonBay Communities	18,333	3,827,747
Camden Property Trust	28,666	2,972,951

NQ-095 [7/19] 9/19 (946256) 1

Schedule of investments

Delaware REIT Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
REITs Multifamily (continued)
Equity Residential	27,246	$2,149,437
Essex Property Trust	4,915	1,485,411
UDR	54,883	2,527,911
		14,556,862
REITs Office - 8.14%
Boston Properties	15,059	2,002,094
Hudson Pacific Properties	42,881	1,513,699
Kilroy Realty	17,815	1,415,580
VEREIT	135,854	1,238,988
		6,170,361
REITs Self-Storage - 6.18%
CubeSmart	40,730	1,382,783
Extra Space Storage	20,525	2,306,805
Public Storage	4,094	993,859
		4,683,447
REITs Shopping Center - 4.17%
Kimco Realty	51,932	997,614
Regency Centers	21,214	1,414,974
SITE Centers	52,840	752,970
		3,165,558
REITs Single Tenant - 3.63%
National Retail Properties	5,779	301,895
STORE Capital	71,562	2,448,136
		2,750,031
REITs Specialty - 3.19%
Cushman & Wakefield †	3,984	79,043
EPR Properties	7,659	570,059
Invitation Homes	64,499	1,771,788
		2,420,890

Total Common Stock (cost $64,296,182)		72,953,691

2 NQ-095 [7/19] 9/19 (946256)

(Unaudited)

	Number of shares	Value (US $)
Short-Term Investments – 3.98%
Money Market Mutual Funds - 3.98%
BlackRock FedFund - Institutional Shares (seven-day
effective yield 2.23%)	602,748	$602,681
Fidelity Investments Money Market Government Portfolio -
Class I (seven-day effective yield 2.19%)	602,748	602,679
GS Financial Square Government Fund - Institutional
Shares (seven-day effective yield 2.23%)	602,748	602,681
Morgan Stanley Government Portfolio - Institutional Class
(seven-day effective yield 2.21%)	602,748	602,680
State Street Institutional US Government Money Market
Fund - Investor Class (seven-day effective yield 2.18%)	602,748	602,679
Total Short-Term Investments (cost $3,013,400)		3,013,400
Total Value of Securities – 100.19%
(cost $67,309,582)		75,967,091
Liabilities Net of Receivables and Other Assets – (0.19%)		(140,390)
Net Assets Applicable to 6,207,341 Shares Outstanding – 100.00%		$75,826,701

† Non-income producing security.

Summary of abbreviations:
REIT – Real Estate Investment Trust
GS – Goldman Sachs

NQ-095 [7/19] 9/19 (946256) 3